              As filed with the Securities and Exchange Commission

                               on March 29, 1996

                      Registration No. 33-42927; 811-6419

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                            --------------------
                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
                                                                           [X]


                        Post-Effective Amendment No. 22


                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]


                                Amendment No. 23                           [X]

                      (Check appropriate box or boxes)

                            --------------------

                           STAGECOACH FUNDS, INC.
             (Exact Name of Registrant as specified in Charter)
                              111 Center Street
                        Little Rock, Arkansas  72201
        (Address of Principal Executive Offices, including Zip Code)

                            --------------------

     Registrant's Telephone Number, including Area Code:  (800) 643-9691
                            Richard H. Blank, Jr.
                              c/o Stephens Inc.
                              111 Center Street
                        Little Rock, Arkansas  72201
                   (Name and Address of Agent for Service)
                               With a copy to:
                           Robert M. Kurucza, Esq.
                           Marco E. Adelfio, Esq.
                             Morrison & Foerster
                        2000 Pennsylvania Ave., N.W.
                           Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):


[X]   Immediately upon filing pursuant      [ ]  on _________ pursuant
      to Rule 485(b), or                         to Rule 485(b), or


[ ]   60 Days after filing pursuant         [ ]  on _________ pursuant
      to Rule 485(a), or                         to Rule 485(a)

[ ]   75 days after filing pursuant         [ ]  on May 1, 1996 pursuant
      to paragraph (a)(2)                        paragraph (a)(2) of Rule 485

If appropriate, check  the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares of its Common Stock, $.001 par value, under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the fiscal year ending December 31, 1995, was filed with the Securities and Exchange Commission on February 29, 1996.

This Post-Effective Amendment to the Registrant's Registration Statement also has been executed by Master Investment Trust (a registered investment company with separate series in which certain series of the Registrant will invest substantially all of its assets) and its trustees and principal officers.

                                EXPLANATORY NOTE


              This Post-Effective Amendment No. 22 to the Registration Statement (the "Amendment") of Stagecoach Funds, Inc. (the "Company") is being filed to add to the Company's Registration Statement the audited financial statements and certain related financial information for the year ended December 31, 1995 for the Company's Money Market Mutual Fund and California Tax-Free Money Market Mutual Fund and to update the Prospectus describing the Money Market Mutual Fund (Class A Shares), California Tax-Free Money Market Mutual Fund and National Tax-Free Money Market Mutual Fund. This Amendment also provides certain financial information for the year ended December 31, 1995 for the Company's California Tax-Free Bond Fund. This Amendment does not affect the Registration Statement for the Company's Aggressive Growth, Asset Allocation, California Tax-Free Income, Corporate Stock, Diversified Income, Ginnie Mae, Growth and Income, Short-Intermediate U.S. Government Income and U.S. Government Allocation Funds.

                             Cross Reference Sheet

                    MONEY MARKET MUTUAL FUND-CLASS A SHARES
                  CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
                   NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND



Form N-1A Item Number
---------------------

Part A      Prospectus Captions
------      -------------------

 1          Cover Page
 2          Prospectus Summary; Summary of Fund Expenses
 3          Financial Highlights
 4          The Funds, the Master Portfolio and Management; Prospectus Appendix
            - Additional Permitted Investment Activities
 5          How the Funds Work; The Funds, the Master Portfolio and
            Management; Management, Distribution and Servicing Fees
 6          The Funds, the Master Portfolio and Management; Investing in the
            Funds
 7          Investing in the Funds; Dividends; Taxes; Additional Shareholder
            Services
 8          How to Redeem Shares
 9          Not Applicable

Part B      Statement of Additional Information Captions
------      --------------------------------------------

10          Cover Page
11          Table of Contents
12          Introduction
13          Investment Restrictions; Additional Permitted
            Investment Activities; SAI Appendix
14          Management
15          Management
16          Management; Distribution Plan; Custodian and Transfer
            and Dividend Disbursing Agent; Independent Auditors
17          Portfolio Transactions
18          Capital Stock; Other
19          Determination of Net Asset Value; Fund Expenses
20          Federal Income Taxes
21          Distribution Plan
22          Calculation of Yield and Total Return
23          Financial Information; Financial Statements

Part C      Other Information
------      -----------------

24-32 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                            [STAGECOACH FUNDS LOGO]

                         ------------------------------

                                   PROSPECTUS
                         ------------------------------

                   MONEY MARKET MUTUAL FUND - CLASS A SHARES

                  CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND


                   NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND



                                 April 1, 1996

                              STAGECOACH FUNDS(R)

                   MONEY MARKET MUTUAL FUND - CLASS A SHARES
                  CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
                   NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND


  Stagecoach Funds, Inc. (the "Company") is an open-end investment company. This Prospectus contains information about three of the funds in the Stagecoach Family of Funds-the MONEY MARKET MUTUAL FUND -- CLASS A SHARES, the CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND and the NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND (each, a "Fund" and collectively, the "Funds" or "Money Market Funds"). THE NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING SUBSTANTIALLY ALL OF ITS ASSETS IN THE TAX-FREE MONEY MARKET MASTER PORTFOLIO (THE "MASTER PORTFOLIO") OF MASTER INVESTMENT TRUST (THE "MASTER TRUST") AN OPEN-END MANAGEMENT INVESTMENT COMPANY, RATHER THAN IN A PORTFOLIO OF SECURITIES. THE MASTER PORTFOLIO HAS THE SAME INVESTMENT OBJECTIVE AS THE NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND. THE INVESTMENT EXPERIENCE OF THE NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND CORRESPONDS DIRECTLY TO THE INVESTMENT EXPERIENCE OF THE MASTER PORTFOLIO.


  AN INVESTMENT IN THE FUNDS AND MASTER PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUNDS OR THE MASTER PORTFOLIO WILL BE ABLE TO MAINTAIN A CONSTANT $1.00 NET ASSET VALUE PER SHARE.


  Please read this Prospectus and retain it for future reference. It is designed to provide you with important information and to help you decide if the Funds' goals match your own. Statements of Additional Information ("SAIs"), dated April 1, 1996, containing additional information about the Funds have been filed with the Securities and Exchange Commission ("SEC") and are incorporated by reference into this Prospectus. The SAI for each Fund is available without charge and can be obtained by writing to Stagecoach Shareholder Services, Wells Fargo Bank, N.A., P.O. Box 7066, San Francisco, CA 94120-7066 or by calling 1-800-222-8222.
If you hold shares in an IRA, please call 1-800-BEST-IRA (1-800-237-8472) for information or assistance.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, ANY STATE SECURITIES COMMISSION OR ANY OTHER REGULATORY AUTHORITY, NOR HAVE ANY OF THESE AUTHORITIES PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, WELLS FARGO BANK, N.A. ("WELLS FARGO BANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                PROSPECTUS DATED

                                 APRIL 1, 1996


                                                                      PROSPECTUS

  The MONEY MARKET MUTUAL FUND seeks to provide investors with a high level of income, while preserving capital and liquidity, by investing in high-quality, short-term instruments. This Prospectus describes the Class A Shares of the Money Market Mutual Fund.



  The CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity, by investing in high-quality, short-term U.S. dollar-denominated money market instruments, primarily municipal obligations.



  The NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity. The National Tax-Free Money Market Mutual Fund and the California Tax-Free Money Market Mutual Fund are sometimes referred to herein as the "Tax-Free Funds."



  The Funds and the Master Portfolio are advised by Wells Fargo Bank, which also serves as the Funds' transfer and dividend disbursing agent and custodian. In addition, Wells Fargo Bank is a Shareholder Servicing Agent and a Selling Agent (each as defined below). Stephens Inc. ("Stephens") is the Funds' sponsor and administrator and serves as the distributor of the Funds' shares.



WELLS FARGO BANK IS THE INVESTMENT ADVISER TO THE FUNDS AND/OR MASTER
  PORTFOLIO AND PROVIDES CERTAIN OTHER SERVICES TO THE FUNDS AND MASTER
     PORTFOLIO, FOR WHICH IT IS COMPENSATED. STEPHENS, WHICH IS NOT
      AFFILIATED WITH WELLS FARGO BANK, IS THE SPONSOR AND DISTRIBUTOR
        FOR THE FUNDS AND PLACEMENT AGENT FOR THE MASTER PORTFOLIO.


PROSPECTUS

                               TABLE OF CONTENTS
                                    -------

PROSPECTUS SUMMARY                                                             1

SUMMARY OF FUND EXPENSES                                                       5

FINANCIAL HIGHLIGHTS                                                           8

HOW THE FUNDS WORK                                                            10


THE FUNDS, THE MASTER PORTFOLIO AND MANAGEMENT                                17


INVESTING IN THE FUNDS                                                        19

DIVIDENDS                                                                     26

HOW TO REDEEM SHARES                                                          26


ADDITIONAL SHAREHOLDER SERVICES                                               31



MANAGEMENT, DISTRIBUTION AND SERVICING FEES                                   33



TAXES                                                                         37


PROSPECTUS APPENDIX - ADDITIONAL INVESTMENT POLICIES                         A-1

                                                                      PROSPECTUS

                               PROSPECTUS SUMMARY


  The Funds provide you with a convenient way to invest in a portfolio of securities selected and supervised by professional management. The following provides you with summary information about each of the Funds. For more information, please refer specifically to the identified Prospectus sections and generally to the Prospectus and the SAI for each Fund.

Q. WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?


A. The MONEY MARKET MUTUAL FUND seeks to provide investors with a high level of income, while preserving capital and liquidity, by investing in high-quality, short-term instruments. In pursuing this objective, the Fund invests in securities with remaining maturities not exceeding thirteen months, as determined in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). These securities include obligations of the U.S. Government, its agencies and instrumentalities, high-quality debt obligations such as corporate debt, certain obligations of U.S. banks and certain repurchase agreements.



    The CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity, by investing in high-quality, U.S. dollar-denominated money market instruments, primarily municipal obligations. The Fund, in pursuing its objective, invests in securities with remaining maturities not exceeding thirteen months, as determined in accordance with Rule 2a-7 under the 1940 Act. Under normal market conditions, substantially all of the Fund's assets will be invested in municipal obligations that are exempt from federal income tax and California personal income tax. Certain risks may arise from the Fund's concentration in investments in California municipal obligations.



    The NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing all of its assets in the Tax-Free Money Market Master Portfolio of the Master Trust, which has the same investment objective as the Fund. The Master Portfolio seeks to achieve this investment objective by investing in high-quality, U.S. dollar-denominated money market instruments, primarily municipal obligations, with remaining maturities not exceeding thirteen months, as determined in accordance with Rule 2a-7 under the 1940 Act.



    See "How the Funds Work -- Investment Objectives and Policies" and "Prospectus Appendix -- Additional Investment Policies."


                                       1                              PROSPECTUS

Q. WHO MANAGES MY INVESTMENTS?


A. Wells Fargo Bank, as the investment adviser to the Money Market Mutual Fund, the California Tax-Free Money Market Mutual Fund and the Master Portfolio, manages your investments. A separate investment adviser has not been retained for the National Tax-Free Money Market Mutual Fund because this Fund invests all of its assets in the Master Portfolio. Wells Fargo Bank also provides the Funds and the Master Portfolio with transfer agency, dividend disbursing agency and custodial services. In addition, Wells Fargo Bank is a Shareholder Servicing Agent and a Selling Agent (each as defined below) of the Funds. See "The Funds, the Master Portfolio and Management" and "Management, Distribution and Servicing Fees."


Q. WHAT ARE SOME OF THE POTENTIAL RISKS ASSOCIATED WITH THIS TYPE OF INVESTMENT?


A. Investments in the Funds are not bank deposits or obligations of Wells Fargo Bank and are not insured by the Federal Deposit Insurance Corporation ("FDIC"), nor are they insured or guaranteed against loss of principal. Therefore, investors should be willing to accept some risk with money invested in the Funds. Although the Funds and the Master Portfolio seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. Since the California Tax-Free Money Market Mutual Fund invests primarily in securities issued by California, its agencies and municipalities, events in California are more likely to affect this Fund's investments. Also, the California Tax-Free Money Market Mutual Fund is nondiversified, which means that its assets may be invested among fewer issuers and therefore the value of its assets may be subject to greater impact by events affecting one of its investments. As with all mutual funds, there can be no assurance that the Funds or the Master Portfolio will achieve their investment objectives. See "How the Funds
    Work -- Investment Objectives and Policies" and "Prospectus
    Appendix -- Additional Investment Policies."


Q. HOW DO I INVEST?


A. You may invest by purchasing Fund shares at their net asset value ("NAV"). You may open an account by investing at least $2,500, and you may add to your account by making additional investments of at least $100, with certain exceptions. Shares of the Funds may be purchased by wire, by mail, or by electing an automatic investment feature called the AutoSaver Plan on any day the Funds are open. Shares of the California Tax-Free Money Market Mutual Fund and the National Tax-Free Money Market Mutual Fund may not be suitable investments for tax-exempt institutions or tax-exempt retirement plans, since such investors would not generally benefit from the tax-exempt status of such Funds' dividends. See "Investing in the Funds." In addition, California Tax-Free Money Market Mutual Fund shares are not available in all states. For more details, contact Stephens (the Funds' sponsor and


PROSPECTUS                             2
    distributor), a Shareholder Servicing Agent (such as Wells Fargo Bank) or a Selling Agent.


Q. MAY I INVEST IN FUND SHARES THROUGH A WELLS FARGO BANK ACCOUNT?



A. Yes, customers of Wells Fargo Bank may invest in shares of the Funds through a Wells Fargo Bank Money Market Access or Money Market Checking Account. In addition, customers of Wells Fargo Bank who hold shares of the California Tax-Free Money Market Mutual Fund through a Wells Fargo Bank Managed Sweep Account may open additional Managed Sweep Accounts or acquire additional shares of the California Tax-Free Money Market Mutual Fund through such Accounts. Certain of the features described in this Prospectus are not available to investors purchasing shares through an Account. Investments through an Account are governed by the terms and conditions of such Account as set forth in a separate Disclosure Statement provided by Wells Fargo Bank to each Accountholder. See "Investing in the Funds -- Opening A Wells Fargo Bank Sweep Account."



Q. HOW ARE THE FUNDS' INVESTMENTS VALUED?



A. The price per share or NAV of a Fund depends upon the total value of portfolio securities owned by such Fund (plus cash and other assets net of liabilities) and the number of its shares outstanding. In the case of the National Tax-Free Money Market Mutual Fund, the NAV depends on the NAV of the Master Portfolio's shares, which in turn depends on the total value of portfolio securities owned by the Master Portfolio (plus cash and other assets net of liabilities) and the number of Master Portfolio shares outstanding. Wells Fargo Bank calculates the NAV for each Fund and the Master Portfolio on each day that the Funds and the Master Portfolio are open. See "Investing in the Funds -- Share Price." Although the Funds and Master Portfolio seek to maintain a $1.00 price per share based on the NAV, there can be no assurance that this will be achieved.



Q. HOW WILL I RECEIVE DIVIDENDS AND ANY CAPITAL GAINS?


A. Dividends from net investment income are declared daily, paid monthly and automatically reinvested in additional shares of the Funds at NAV unless you elect to receive dividends in cash. Any capital gains are distributed at least annually. See "Dividends" and "Additional Shareholder Services."

Q. ARE EXCHANGES TO OTHER FUNDS PERMITTED?

A. Yes. The exchange privilege enables you to exchange Fund shares for shares of another fund offered by the Company, or shares of certain other funds offered by other investment companies in the Stagecoach Family of Funds, to the extent such shares are offered for sale in your state of residence. See "Additional Shareholder Services -- Exchange Privilege."

                                       3                              PROSPECTUS

Q. HOW MAY I REDEEM SHARES?


A. You may redeem your shares at NAV, without charge by a Fund, by letter, by an automatic feature called the Systematic Withdrawal Plan, or by telephone (unless you specifically decline telephone privileges), on any day the relevant Fund is open for business. See "How To Redeem Shares." For more details, contact Stephens, a Shareholder Servicing Agent or a Selling Agent

    (such as Wells Fargo Bank).

PROSPECTUS                             4

                            SUMMARY OF FUND EXPENSES

                        SHAREHOLDER TRANSACTION EXPENSES

                                             CALIFORNIA       NATIONAL
                           MONEY MARKET    TAX-FREE MONEY  TAX-FREE MONEY
                           MUTUAL FUND     MARKET MUTUAL   MARKET MUTUAL
                         (CLASS A SHARES)       FUND            FUND
Maximum Sales Charge
  Imposed on Purchases
  (as a percentage
  of offering price)....       None             None            None
Sales Charge Imposed on
  Reinvested Dividends..       None             None            None
Sales Charge Imposed on
  Redemptions...........       None             None            None
Exchange Fees...........       None             None            None

                         ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                              CALIFORNIA          NATIONAL
                         MONEY  MARKET      TAX-FREE MONEY     TAX-FREE MONEY
                          MUTUAL FUND        MARKET MUTUAL      MARKET MUTUAL
                        (CLASS A SHARES)         FUND              FUND1
Management Fee (after
  waivers or
  reimbursements)2.....           0.40%              0.50%              0.20%
Rule 12b-1 Fee (after
  waivers or
  reimbursements)2.....           0.02%              0.03%              0.05%
Other Expenses:
  Shareholder
    Servicing Fee
    (after waivers or
    reimbursements)2...  0.27%              0.05%              0.00%
  Administrative
    Fee................  0.03%              0.03%              0.05%
    Miscellaneous
      Expenses (after
      waivers or
      reimbursements)2.  0.03%              0.04%              0.20%
                         -----              -----              -----
Total Other Expenses
  (after waivers or
  reimbursements)2:....           0.33%              0.12%              0.25%
                                  -----              -----              -----
TOTAL FUND OPERATING
  EXPENSES (after
   waivers or
   reimbursements)2....           0.75%              0.65%              0.50%


-------------------------------


    1 Other mutual funds may invest in the Tax-Free Money Market
      Master Portfolio and such other funds' expenses and, correspondingly, investment returns may differ from those of the National Tax-Free Money Market Mutual Fund.
    2 Absent waivers and reimbursements, the percentages shown above under "Rule 12b-1 Fee," "Shareholder Servicing Fee,"
      "Miscellaneous Expenses," "Total Other Expenses" and "Total
      Fund Operating Expenses" would be 0.05%, 0.30%, 0.05%, 0.38% and 0.83%, respectively, for the Class A Shares of the Money
      Market Mutual Fund and 0.05%, 0.30%, 0.13%, 0.46% and 1.01%,
      respectively, for the California Tax-Free Money Market Mutual
      Fund. Absent waivers and reimbursements, "Management Fee,"
      "Shareholder Servicing Fee," "Miscellaneous Expenses," "Total
      Other Expenses" and "Total Fund Operating Expenses" would be
      0.30%, 0.25%, 0.30%, 0.60% and 0.95%, respectively, for the
      National Tax-Free Money Market Mutual Fund.


                                       5                              PROSPECTUS

EXAMPLE OF EXPENSES


                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                      ------   -------   -------   --------
An investor would pay the following
expenses on a $1,000 investment
in a Fund, assuming a 5% annual
return and redemption at the end of
each time period indicated:
    Money Market Mutual Fund
        (Class A Shares)...........     $8       $24       $42        $93
    California Tax-Free Money
        Market Mutual Fund.........     $7       $21       $36        $81
    National Tax-Free Money
        Market Mutual Fund.........     $5       $16       N/A        N/A


                             EXPLANATION OF TABLES


  The purpose of the foregoing tables is to help you understand the various costs and expenses that an investor in the Funds will bear directly or indirectly. The tables do not reflect any charges that may be imposed by Wells Fargo Bank directly on its customer accounts in connection with an investment in a Fund.



  SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell Fund shares. There are no Shareholder Transaction Expenses for these Funds. However, the Company reserves the right to impose a charge for wiring redemption proceeds.



  ANNUAL FUND OPERATING EXPENSES for the Class A Shares of the Money Market Mutual Fund and shares of the California Tax-Free Money Market Mutual Fund are based on amounts incurred during the most recent fiscal year, restated to reflect voluntary fee waivers and expense reimbursements that are expected to continue to reduce expenses during the current fiscal year. Annual Fund Operating Expenses for the National Tax-Free Money Market Mutual Fund summarize expenses charged at the Master Portfolio level as well as expenses charged at the Fund level. The amounts shown above for the National Tax-Free Money Market Mutual Fund under "Rule 12b-1 Fee" and "Administrative Fee" reflect contract amounts; the amounts shown above under "Management Fee," "Shareholder Servicing Fee," "Miscellaneous Expenses," "Total Other Expenses" and "Total Fund Operating Expenses" reflect certain anticipated voluntary fee waivers and expense reimbursements for the current fiscal year. Wells Fargo Bank and Stephens may each elect to waive or reimburse all or a portion of its respective fees charged to, or expenses paid by, a Fund or the Master Portfolio. Any such waivers or reimbursements would reduce the total expenses of the Funds or Master Portfolio. There can be no assurance that such waivers or reimbursements would continue. For more complete descriptions of the various costs and expenses you can expect to incur as an investor in each Fund, please see the Prospectus section captioned "Management and Servicing Fees."


PROSPECTUS                             6

  EXAMPLE OF EXPENSES is a hypothetical example which illustrates the expenses associated with a $1,000 investment over the periods shown, based on the expenses in the table above and an assumed annual rate of return of 5%. This rate of return should not be considered an indication of actual or expected performance of a Fund. In addition, the example should not be considered a representation of past or future expenses; actual expenses and returns may be greater or lesser than those shown. If current fee waivers and/or reimbursements are discontinued, the amounts contained in the "Example of Expenses" may increase.



  With regard to the combined fees and expenses of the National Tax-Free Money Market Mutual Fund and the Master Portfolio, the Board of Directors of the Company has considered whether various costs and benefits of investing all the Fund's assets in the Master Portfolio would be more or less than if the Fund invested in portfolio securities directly, and believes that the Fund should achieve economic efficiencies by investing in the Master Portfolio. Additionally, the Board of Directors has determined that the aggregate fees assessed by this Fund and the Master Portfolio should be less than those expenses that the Directors believe would be incurred had the Fund invested directly in the securities held by the Master Portfolio. See "The Funds, the Master Portfolio and Management" and "Management, Distribution and Servicing Fees" for more complete descriptions of the various costs and expenses applicable to investors in this Fund. In addition, if the National Tax-Free Money Market Mutual Fund were to change its investment strategy and no longer invest in the Master Portfolio, these expenses could change.


                                       7                              PROSPECTUS

                              FINANCIAL HIGHLIGHTS


  The following information relating to the Class A Shares of the Money Market Mutual Fund and the shares of the California Tax-Free Money Market Mutual Fund has been derived from the Financial Highlights in the financial statements for such Funds' year ended December 31, 1995. The financial statements for the year ended December 31, 1995 are included in the SAI for each such Fund and have been audited by KPMG Peat Marwick LLP, independent auditors, whose report on Stagecoach Funds, Inc. dated February 14, 1996 also is included in the SAIs. The information provided below should be read in conjunction with the 1995 annual financial statements for these Funds and the notes thereto. The SAI for each of the Funds has been incorporated by reference into this Prospectus. Financial information is not provided in connection with the National Tax-Free Money Market Mutual Fund because the Fund had not begun operations during the periods presented.


                            MONEY MARKET MUTUAL FUND
                        FOR A CLASS A SHARE OUTSTANDING


                                                                      PERIOD
                              YEAR ENDED   YEAR ENDED   YEAR ENDED    ENDED
                               DEC. 31,     DEC. 31,     DEC. 31,    DEC. 31,
                                 1995         1994         1993      1992(3)
                              ----------   ----------   ----------   --------
Net Asset Value Beginning of
  Period....................     $ 1.00       $ 1.00      $ 1.00      $ 1.00
Income from Investment
  Operations:
  Net Investment Income.....       0.05         0.04        0.03        0.02
  Net Realized & Unrealized
    Gain (Loss) on
    Investments.............       0.00         0.00        0.00        0.00
                                 ------       ------      ------      ------
Total from Investment
  Operations                       0.05         0.04        0.03        0.02
Less Distributions:
  Dividends from Net
    Investment Income.......      (0.05)       (0.04)      (0.03)      (0.02)
  Distributions from Net
    Realized Gain...........       0.00         0.00        0.00        0.00
Total From Distributions....      (0.05)       (0.04)      (0.03)      (0.02)
                                 ------       ------      ------      ------
Net Asset Value End of
  Period....................     $ 1.00       $ 1.00      $ 1.00      $ 1.00
                                 ======       ======      ======      ======
Total Return (not
  annualized)...............       5.34%        3.74%       2.70%       1.50%
Ratios/Supplemental Data:
  Net Assets, End of Period
    (000's).................  $2,892,621   $2,343,942   $317,474     $236,269
  Number of shares
    outstanding, End of
    Period (000's)..........  2,893,689    2,344,028     317,474     236,270
Ratios to Average Net Assets
  (annualized):
  Ratio of Expenses to
    Average Net Assets(1)...       0.75%        0.69%       0.58%       0.20%
  Ratio of Net Investment
    Income to Average Net
    Assets(2)...............       5.13%        4.12%       2.67%       2.98%
-------------------
(1) Ratio of Expenses to
    Average Net Assets Prior
    To Waived Fees and
    Reimbursed Expenses.....       0.83%        0.89%       1.00%       0.94%
(2) Ratio of Net Investment
    Income to Average Net
    Assets Prior To Waived
    Fees and Reimbursed
    Expenses................       5.05%        3.92%       2.25%       2.24%
(3) The Fund commenced
    operations on July 1,
    1992


PROSPECTUS                             8

                  CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
                            FOR A SHARE OUTSTANDING


                         YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                          DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,
                            1995         1994         1993         1992
                         ----------   ----------   ----------   ----------
Net Asset Value
  Beginning of Period...    $ 1.00       $ 1.00       $ 1.00       $ 1.00
Income from Investment
  Operations:
  Net Investment
    Income..............      0.03         0.02         0.02         0.03
  Net Realized and
    Unrealized Gain
    (Loss) on
    Investments.........      0.00         0.00         0.00         0.00
                            ------       ------       ------       ------
Total From Investment
  Operations............      0.03         0.02         0.02         0.03
Less Distributions:
  Dividends from Net
    Investment Income...     (0.03)       (0.02)       (0.02)       (0.03)
  Distributions From Net
    Realized Gain.......      0.00         0.00         0.00         0.00
Total From
  Distributions.........     (0.03)       (0.02)       (0.02)       (0.03)
                            ------       ------       ------       ------
Net Asset Value, End of
  Period................    $ 1.00       $ 1.00       $ 1.00       $ 1.00
                            ======       ======       ======       ======
Total Return (not
  annualized)...........      3.23%        2.28%        1.89%        2.81%
Ratios/Supplemental
  Data:
  Net Assets, End of
    Period (000's)......$1,031,004     $869,745     $793,420     $572,906
  Number of shares
    outstanding, End of
    Period (000's)...... 1,031,104      869,824      793,426      572,907
Ratios to Average Net
  Assets (annualized):
  Ratio of Expenses to
    Average Net
    Assets(1)...........      0.65%        0.62%        0.55%        0.28%
  Ratio of Net
    Investment Income to
    Average Net
    Assets(2)...........      3.18%        2.26%        1.88%        2.41%
-------------------
(1) Ratio of Expenses to
    Average Net Assets
    Prior to
    Waived Fees and
    Reimbursed
    Expenses............      1.01%        1.08%        1.06%        1.03%
(2) Ratio of Net
    Investment Income to
    Average Net Assets
    Prior to Waived Fees
    and Reimbursed
    Expenses............      2.82%        1.80%        1.37%        1.66%


                                       9                              PROSPECTUS

                               HOW THE FUNDS WORK

INVESTMENT OBJECTIVES AND POLICIES

THE MONEY MARKET MUTUAL FUND

  The Money Market Mutual Fund seeks to provide investors with a high level of income, while preserving capital and liquidity, by investing in high-quality, short-term instruments. The Fund invests its assets only in U.S. dollar-denominated, high-quality money market instruments, and may engage in certain other investment activities as described in this Prospectus. Permitted investments include short-term U.S. Government obligations, obligations of domestic and foreign banks, commercial paper, and repurchase agreements. In pursuing its objective, the Fund invests in instruments with remaining maturities not exceeding thirteen months, as determined in accordance with Rule 2a-7 under the 1940 Act. As with all mutual funds, there can be no assurance that the Fund, which is a diversified portfolio, will achieve its investment objective. A more complete description of these investments and investment activities is contained in the "Prospectus Appendix - Additional Investment Policies" and in the SAI.

THE CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND


  The California Tax-Free Money Market Mutual Fund seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity, by investing in high-quality, short-term U.S. dollar-denominated money market instruments, primarily municipal obligations. This investment objective is fundamental and cannot be changed without shareholder approval. There can be no assurance that the Fund, which is a nondiversified portfolio, will achieve its investment objective. Wells Fargo Bank, as investment adviser to the Fund, pursues the Fund's objective by investing (under normal market conditions) substantially all of the Fund's assets in the following types of municipal obligations that pay interest which is exempt from both federal income tax and California personal income tax: bonds, notes, and commercial paper issued by or on behalf of the State of California, its cities, municipalities, political subdivisions and other public authorities with remaining maturities not exceeding thirteen months, as determined in accordance with Rule 2a-7 under the 1940 Act. These municipal obligations and the taxable investments described below may bear interest at rates that are not fixed ("floating- and variable-rate instruments"). The Fund may also invest in obligations issued by the U.S. Virgin Islands, Puerto Rico and Guam, the interest on which also is exempt from federal income tax and California personal income tax.


  The California Tax-Free Money Market Mutual Fund may temporarily invest some of its assets in certain high-quality, taxable money market instruments or may engage in certain other investment activities as described in this Prospectus. The Fund may elect to invest temporarily up to 20% of its net assets in certain permitted taxable investments,

PROSPECTUS                             10
which include cash reserves, U.S. Government obligations, obligations of domestic and foreign banks, foreign securities, rated commercial paper, taxable municipal obligations, repurchase agreements, and loans of portfolio securities. Such temporary investments would most likely be made when there is an unexpected or abnormal level of investor purchases or redemptions of Fund shares or because of unusual market conditions. The income from these temporary investments and investment activities may be subject to federal income tax and California personal income tax. However, as stated above, Wells Fargo Bank seeks to invest substantially all of the Fund's assets in securities exempt from such taxes. An additional description of tax-free municipal obligations, taxable money market instruments, and other investment activities is contained in the "Prospectus Appendix - Additional Investment Policies" and in the SAI.


  As a matter of fundamental policy, at least 80% of the California Tax-Free Money Market Mutual Fund's net assets are invested (under normal market conditions) in municipal obligations that pay interest which is exempt from federal income tax and not subject to the federal alternative minimum tax (or in other open-end tax-free money market funds with a similar fundamental policy). At least 65% of the Fund's total assets are invested (under normal market conditions) in municipal obligations that pay interest which is exempt from California personal income tax. However, as a matter of general operating policy, the Fund seeks to have substantially all of its assets invested in such municipal obligations. The Fund's investment adviser may rely either on the opinion of counsel to the issuer of the municipal obligations or bond counsel regarding the tax treatment of these obligations. In addition, the Fund may invest 25% or more of its assets in California municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations; for example, the California Tax-Free Money Market Mutual Fund may own different municipal obligations which pay interest based on the revenues of similar types of projects.


THE NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND


  The National Tax-Free Money Market Mutual Fund seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity. The Fund, which is a diversified portfolio, seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, which has the same investment objective as the Fund. The Master Portfolio seeks to achieve its investment objective by investing in high-quality, short-term U.S. dollar-denominated money market instruments, primarily municipal obligations, with remaining maturities not exceeding thirteen months.



  Since the investment characteristics of the Fund correspond directly to those of the Master Portfolio, the following is a discussion of the various investments of, and techniques employed by, the Master Portfolio.


                                       11                             PROSPECTUS

  Wells Fargo Bank, as investment adviser to the Master Portfolio, pursues the investment objective of the Master Portfolio by investing (under normal market conditions) substantially all of the Master Portfolio's assets in the following types of municipal obligations that pay interest which is exempt from federal income tax: bonds, notes and commercial paper issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies, instrumentalities (including government-sponsored enterprises) and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from federal income tax. These municipal obligations and the taxable investments described below may bear interest at rates that are not fixed ("floating- and variable-rate instruments").



  The Master Portfolio may temporarily invest some of its assets in cash reserves or certain high-quality, taxable money market instruments, or may engage in other investment activities as described in this Prospectus. The Master Portfolio may elect to invest temporarily up to 20% of its net assets in certain permitted taxable investments, including cash reserves, U.S. Government obligations, obligations of domestic banks, commercial paper, taxable municipal obligations and repurchase agreements. The Master Portfolio may also invest in U.S. dollar-denominated obligations of foreign banks and foreign securities. Such temporary investments would most likely be made when there is an unexpected or abnormal level of investor purchases or redemptions of interests in the Master Portfolio or because of unusual market conditions. The income from these temporary investments and investment activities may be subject to federal income tax. However, as stated above, Wells Fargo Bank seeks to invest substantially all of the Master Portfolio's assets in securities exempt from such tax. A more complete description of tax-free municipal obligations, taxable money market instruments, and other investment activities is contained in the "Prospectus Appendix -- Additional Investment Policies."



  As a matter of fundamental policy, at least 80% of the net assets of the Master Portfolio are invested (under normal market conditions) in municipal obligations that pay interest which is exempt from federal income tax and is not subject to the federal alternative minimum tax. However, as a matter of general operating policy, the Master Portfolio seeks to invest substantially all of its assets in such municipal obligations. The Master Portfolio's investment adviser may rely either on the opinion of counsel to the issuer of the municipal obligations or bond counsel regarding the tax treatment of these obligations. In addition, the Master Portfolio may invest 25% or more of its assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations; for example, the Master Portfolio may own different municipal obligations which pay interest based on the revenues of similar types of projects.


PROSPECTUS                             12

MASTER/FEEDER STRUCTURE


  The National Tax-Free Money Market Mutual Fund is a feeder fund in a master/feeder structure, which means that it invests all of its assets in the Master Portfolio. The Master Portfolio has the same investment objective as the Fund. The Master Trust is organized as a trust under the Laws of the State of Delaware. See "How the Funds Work -- Investment Objectives and Policies." In addition to selling its shares to the Fund, the Master Portfolio may sell its shares to other mutual funds or qualified investors. Other mutual funds and other qualified investors may have different expenses and, accordingly, may experience different investment returns and yields compared with the Fund. Information regarding additional options, if any, for investments in shares of the Master Portfolio is available from Stephens and may be obtained by calling 1-800-643-9691 or by calling Wells Fargo Bank at 1-800-222-8222.



  The Company's Board of Directors believes that if other investors invest their assets in the Master Portfolio, certain economic efficiencies may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the Fund would be spread across a potentially larger asset base provided by more than one fund investing in the Master Portfolio. The Fund and any other entities investing in the Master Portfolio are each liable for all obligations of the Master Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Master Trust itself is unable to meet its obligations. Accordingly, the Company's Board of Directors believes that neither the Fund nor its shareholders will be adversely affected by reason of investing the Fund's assets in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Company's Board of Directors believes should be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relatively novel nature of the master/feeder structure, accounting and operational difficulties, although unlikely, could occur. See "Management, Distribution and Servicing Fees" for additional description of the Fund's and Master Portfolio's expenses and management.



  The Fund may withdraw its investments in the Master Portfolio only if the Company's Board of Directors determines that such action is in the best interests of the Fund and its shareholders. Upon such withdrawal, the Board would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described in this section with respect to the Master Portfolio. For a description of the management of the Master Portfolio, see "The Funds, The Master Portfolio and Management."



  The investment objective and other fundamental policies of the National Tax-Free Money Market Mutual Fund and the Master Portfolio cannot be changed without approval by the holders of a majority, as defined in the 1940 Act, of the Fund's or Master


                                       13                             PROSPECTUS

Portfolio's, as applicable, outstanding voting securities. Whenever the Fund, as a Master Portfolio interestholder, is requested to vote on matters pertaining to any fundamental policy of the Master Portfolio, the Fund will hold a meeting of its shareholders to consider such matters, and the Fund will cast its votes in proportion to the votes received from Fund shareholders. The Fund will vote Fund shares for which it receives no voting instructions in the same proportion as the votes received from Fund shareholders. In addition, certain policies of the Master Portfolio which are non-fundamental could be changed by vote of a majority of the Master Trust's Trustees without interestholder vote. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Fund could subsequently change its own investment objective or policies to correspond to those of the Master Portfolio, or the Fund could redeem its Master Portfolio interests and either seek a new investment company with a matching objective in which to invest or it could retain its own investment adviser to manage the Fund's portfolio in accordance with its investment objective. In the latter case, the Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. The Fund will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of such Fund or the Master Portfolio, to the extent possible. Information on the Fund's and Master Portfolio's investment objectives, policies and restrictions is included under "How the Funds Work" and "Prospectus Appendix -- Additional Investment Policies" in this Prospectus and under "Investment Restrictions" and "Additional Permitted Investment Activities" in the SAI. Additional information regarding the officers and directors/trustees of the Company and the Master Trust is included in the SAI for the National Tax-Free Money Market Mutual Fund under "Management."


RISK FACTORS


  Investments in the Funds and Master Portfolio are not bank accounts and are not insured or guaranteed against loss of principal. Although both the Funds and the Master Portfolio seek to maintain a stable NAV of $1.00 per share, there is no assurance that they will be able to do so. As with all mutual funds, there can be no assurance that the Funds and the Master Portfolio will achieve their investment objectives. See "Prospectus Appendix -- Additional Investment Policies" for further discussion of investment objectives and risks.



  The Funds and the Master Portfolio, under the 1940 Act, must comply with certain investment criteria designed to provide liquidity, reduce risk, and allow the Funds and the Master Portfolio to maintain a stable NAV of $1.00 per share. The dollar-weighted average portfolio maturity of each of the Funds and the Master Portfolio must not exceed 90 days. Any security that a Fund or the Master Portfolio purchases must have a remaining maturity of not more than thirteen months. In addition, any security that a Fund or the Master Portfolio purchases must present minimal credit risks and be of high quality (i.e., be rated in the top two rating categories by the required number of nationally


PROSPECTUS                             14
recognized statistical rating organizations ("NRSROs") or, if unrated, determined to be of comparable quality to such rated securities). These determinations are made by Wells Fargo Bank, as the Funds' or Master Portfolio's investment adviser, as the case may be, under guidelines adopted by the Board of Directors of the Company, or the Master Trust's Board of Trustees, respectively.


  The Funds and the Master Portfolio seek to reduce risk by investing their assets in securities of various issuers. As such, the Money Market Mutual Fund, the National Tax-Free Money Market Mutual Fund and the Master Portfolio, but not the California Tax-Free Money Market Mutual Fund, are considered to be diversified for purposes of the 1940 Act. In addition, the Funds and the Master Portfolio, since their respective inceptions, have emphasized safety of principal and high credit quality. In particular, the internal investment policies of Wells Fargo Bank, the investment adviser to the Funds and Master Portfolio, have always prohibited the purchase for the Funds and Master Portfolio of many types of floating-rate instruments commonly referred to as "derivatives" that are considered potentially volatile. The following types of derivative instruments ARE NOT permitted investments for the Funds and the Master Portfolio:



  - capped floaters (on which interest is not paid when market rates move above a certain level);



  - leveraged floaters (whose interest-rate reset provisions are based on a formula that magnifies changes in interest rates);



  - range floaters (which do not pay any interest if market interest rates move outside of a specified range);



  - dual index floaters (whose interest-rate reset provisions are tied to more than one index so that a change in the relationship between these indices may result in the value of the instrument falling below face value); and



  - inverse floaters (which reset in the opposite direction of their index).



  Additionally, neither the Funds nor the Master Portfolio may invest in instruments whose interest rate reset provisions are tied to an index that materially lags short-term interest rates, such as Cost of Funds Index ("COFI") floaters. The Funds and the Master Portfolio may only invest in floating-rate instruments that bear interest at a rate that resets quarterly or more frequently, and which resets based on changes in standard money market rate indices such as U.S. Government Treasury bills, London Interbank Offered Rate, the prime rate, published commercial paper rates, federal funds rates, Public Securities Associates ("PSA") floaters or JJ Kenney index floaters.



  Since the California Tax-Free Money Market Mutual Fund invests primarily in securities issued by California and its agencies and municipalities, events in California are more likely to affect the Fund's investments. While the California Tax-Free Money Market Mutual Fund seeks to reduce risk by investing its assets in securities of various issuers, the Fund is considered to be nondiversified for purposes of the 1940 Act. However, the


                                       15                             PROSPECTUS

California Tax-Free Money Market Mutual Fund will comply with the Internal Revenue Code of 1986 (the "Code") diversification requirements, as described in the "Prospectus Appendix -- Additional Investment Policies" section below.



  California is experiencing recurring budget deficits caused by lower than anticipated tax revenues and increased expenditures for certain programs. These budget deficits have depleted the state's available cash resources, and the state has recently had to use a series of external borrowings to meet its cash needs. In addition, since 1992 some of the credit rating agencies have assigned their third highest rating to certain of the state's debt obligations. On July 15, 1994, three of the ratings agencies rating California's long-term debt lowered their rating of the state's general obligation bonds. Moody's Investors Service lowered its rating from "Aa" to "A1," Standard & Poor's Ratings Group lowered its rating from "A+" to "A" and termed its outlook as "stable," and Fitch Investors Service lowered its rating from "AA" to "A." Since the California Tax-Free Money Market Mutual Fund may invest only in securities rated in the top two rating categories, any further rating downgrade of the state's debt obligations may impact the availability of securities that meet the Fund's investment policies and restrictions. The Fund's investment adviser continues to monitor and evaluate the Fund's investments in light of the events in California and the California Tax-Free Money Market Mutual Fund's investment objective and investment policies. The rating agencies also continue to monitor events in the state and the state and local governments' responses to budget shortfalls. See "Special Considerations Affecting California Municipal Obligations" in the SAI for the California Tax-Free Money Market Mutual Fund.


PERFORMANCE


  The performance of the Class A Shares of the Money Market Mutual Fund and the shares of the California Tax-Free Money Market Mutual and National Tax-Free Money Market Mutual Funds may be advertised in terms of current yield or effective yield. In addition, the performance of the Tax-Free Funds may be advertised in terms of tax-equivalent yield or effective tax-equivalent yield. These performance figures are based on historical results and are not intended to indicate future performance. The investment performance of the National Tax-Free Money Market Mutual Fund will correspond to the investment performance of the Master Portfolio.



  Yield refers to the income generated by an investment in shares of a Tax-Free Fund, or Class of shares of the Money Market Mutual Fund, over a seven- or thirty-day period (which period will be specified in any advertisement), expressed as an annual percentage rate. Effective yields are calculated similarly but assume that the income earned from a Fund is reinvested in the Fund or in shares of the same Class of such Fund. Because of the effects of compounding, effective yields are slightly higher than yields. The tax-equivalent yield and the effective tax-equivalent yield of the Tax-Free Funds assume that a stated income tax rate has been applied to determine the tax-equivalent figures. The application of the stated income tax rate results in higher yield and effective yield figures. The Tax-Free Funds may also present nonstandard performance


PROSPECTUS                             16
information, such as distribution rate, for purposes of sales literature. Performance quotations are computed separately for Class A Shares and Class S Shares of the Money Market Mutual Fund.


  Additional performance information is contained in the Company's annual report which is available upon request without charge by calling the Company at 1-800-222-8222.



                        THE FUNDS, THE MASTER PORTFOLIO

                                 AND MANAGEMENT


  The Funds are three of the Funds in the Stagecoach Family of Funds. The Company was organized as a Maryland corporation on September 9, 1991, and is currently authorized to offer shares of ten other funds: the Aggressive Growth Fund, Asset Allocation Fund, California Tax-Free Bond Fund, California Tax-Free Income Fund, Corporate Stock Fund, Diversified Income Fund, Ginnie Mae Fund, Growth and Income Fund, Short-Intermediate U.S. Government Income Fund and U.S. Government Allocation Fund. The Money Market Mutual Fund also offers a second class of shares -- Class S Shares. Class S Shares are subject to different levels of fees and expenses than Class A Shares, and the performance of such shares may vary accordingly. Class S Shares are currently available only to qualified business investors who purchase such shares through certain non-interest bearing transaction accounts offered by Wells Fargo Bank. Please contact Stagecoach Shareholder Services at 1-800-222-8222 if you would like additional information about Class S Shares.



  The Company's Board of Directors supervises these funds' activities and monitors their contractual arrangements with various service providers. Although the Company is not required to hold annual shareholder meetings, special meetings may be required for purposes such as electing or removing Directors, approving advisory contracts and distribution plans, and changing the funds' investment objectives or fundamental investment policies. All shares of the funds have equal voting rights and will be voted in the aggregate, rather than by fund or class, unless otherwise required by law (such as when the voting matter affects only one fund or class). As a shareholder of the Funds, you are entitled to one vote for each share you own and fractional votes for fractional shares owned. A more detailed description of the voting rights and attributes of the shares is contained in the "Capital Stock" section of the SAI for each Fund.



  The Master Trust was established on August 15, 1991, as a Delaware business trust. The Master Trust's Declaration of Trust permits the Board of Trustees to issue beneficial interests in a Master Portfolio of the Master Trust to investors based on their proportionate investments in the Master Portfolio. The Master Trust is divided into separate portfolios. The Master Trust has retained the services of Wells Fargo Bank as


                                       17                             PROSPECTUS
investment adviser and Stephens as administrator and placement agent. The Board of Trustees of the Master Trust is responsible for the general management of the Master Trust and its Master Portfolios and supervising the actions of Wells Fargo Bank and Stephens in these capacities.

INVESTMENT ADVISER


  Wells Fargo Bank is the investment adviser to the Master Portfolio, the Money Market Mutual Fund and the California Tax-Free Money Market Mutual Fund. Wells Fargo Bank, one of the largest banks in the United States, was founded in 1852 and is the oldest bank in the western United States. As of January 1, 1996, Wells Fargo Bank provided investment advisory services for over $33 billion of assets for individuals, trusts, estates and institutions. Wells Fargo Bank also serves as the investment adviser or sub-adviser to the other separately managed portfolios of the Master Trust, to the other funds of the Company and to five other registered, open-end management investment companies each of which consists of several separately managed investment portfolios. Wells Fargo Bank, a wholly owned subsidiary of Wells Fargo & Company, is located at 420 Montgomery Street, San Francisco, California 94104.



  Morrison & Foerster LLP, counsel to the Company and the Master Trust and special counsel to Wells Fargo Bank, has advised the Company, the Master Trust and Wells Fargo Bank that Wells Fargo Bank and its affiliates may perform the services contemplated by the Investment Advisory Agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.


CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

  Wells Fargo Bank serves as the Funds' and the Master Portfolio's custodian and transfer and dividend disbursing agent (the "Transfer Agent"). In addition, Wells Fargo Bank is a Shareholder Servicing Agent and Selling Agent of the Funds.


SPONSOR, ADMINISTRATOR AND DISTRIBUTOR



  Stephens is the Company's and the Master Trust's sponsor and administrator, and distributes the Funds' shares. Stephens is a full service broker/dealer and investment advisory firm located at 111 Center Street, Little Rock, Arkansas 72201. Stephens and its


PROSPECTUS                             18
predecessor have been providing securities and investment services for more than 60 years. Additionally, they have been providing discretionary portfolio management services since 1983. Stephens currently manages investment portfolios for pension and profit-sharing plans, individual investors, foundations, insurance companies and university endowments.



                             INVESTING IN THE FUNDS



  You may purchase Fund shares directly by opening a Fund account or indirectly by opening a sweep account with Wells Fargo Bank.



OPENING A FUND ACCOUNT



  You can buy Fund shares in one of the several ways described below. You must complete and sign an Account Application to open an account. Additional documentation may be required from corporations, associations, and certain fiduciaries. Do not mail cash. If you have any questions or need extra forms, you may call 1-800-222-8222.


  After an application has been processed and an account has been established, subsequent purchases of different funds of the Company under the same umbrella account do not require the completion of additional Account Applications. A separate Account Application must be processed for each different umbrella account number (even if the registration is the same). Call the number on your confirmation statement to obtain information about what is required to change registration.

  The Company or Stephens may make the Prospectus available in an electronic format. Upon receipt of a request from you or your representative, the Company or Stephens will transmit or cause to be transmitted promptly, without charge, a paper copy of the electronic Prospectus.


OPENING A WELLS FARGO BANK SWEEP ACCOUNT



  Customers of Wells Fargo Bank may invest in the Class A Shares of the Money Market Mutual Fund, California Tax-Free Money Market Mutual Fund or the National Tax-Free Money Market Mutual Fund through a Money Market Access Account or a Money Market Checking Account established with the Bank. Customers of Wells Fargo Bank who currently hold shares of the California Tax-Free Money Market Mutual Fund through a Managed Sweep Account may also open additional Managed Sweep Accounts that sweep into the California Tax-Free Money Market Mutual Fund. Investments through an account are governed by the terms and conditions of the Account, which are set forth in a separate Disclosure Statement provided by Wells Fargo Bank to each Accountholder. In light of the automated sweep and custodial account structure of investments through an Account, certain of the features described in this Prospectus are not available to


                                       19                             PROSPECTUS
investors purchasing shares through an Account. Specifically, shares of a Fund purchased through an Account may be redeemed only through the Account, and the dividend and distribution options and exchange privileges described in this Prospectus are not available with respect to shares purchased through an Account. Potential Accountholders should refer to the Disclosure Statement for more information regarding the Account, including information about fees and expenses.



SHARE VALUE



  The value of a share of each Fund is its NAV (as defined below). The NAV of each Fund's shares is calculated as of 9:00 a.m. and 1:00 p.m. (Pacific time) on each Business Day. The NAV of each share of the California Tax-Free Money Market Mutual Fund and the National Tax-Free Money Market Mutual Fund is computed by adding the value of the respective Fund's portfolio investments plus cash and other assets, deducting liabilities and then dividing the result by the number of outstanding shares of such Fund. The National Tax-Free Money Market Mutual Fund's investments in the Master Portfolio are valued at the NAV of the Master Portfolio's shares. The Master Portfolio calculates the NAV of its shares on the same day and at the same time as the National Tax-Free Money Market Mutual Fund. The NAV of a share of each Class of the Money Market Mutual Fund is the value of total net assets attributable to each Class divided by the number of outstanding shares of that Class. The value of the net assets per Class is determined daily by adjusting the net assets per Class at the beginning of the day by the value of each Class's shareholder activity, net investment income and net realized and unrealized gains or losses for that day. Net investment income is calculated each day for each Class by attributing to each Class a pro rata share of daily income and common expenses, and by assigning class-specific expenses to each Class as appropriate. As noted above, the Funds and the Master Portfolio seek to maintain a constant $1.00 per share NAV, although there is no assurance that they will be able to do so.



  Shares of a Fund may be purchased on any day such Fund is open (a "Business Day"). Currently, the Money Market Mutual Fund and California Tax-Free Money Market Mutual Fund observe the following holidays: New Year's Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each, with respect to such Funds, a "Holiday"), the National Tax-Free Money Market Mutual Fund observes the aforementioned Holidays and also observes Martin Luther King, Jr. Day, Columbus Day and Veterans Day (with respect to such Fund, these days are also "Holidays"). Purchase orders received before 9:00 a.m. (Pacific time) are processed at 9:00 a.m. on that Business Day. Purchase orders received after 9:00 a.m. are processed at 9:00 a.m. the next Business Day, except that transaction orders that are received prior to 1:00 p.m. through Shareholder Servicing Agents in connection with automated investment programs are processed at 1:00 p.m. All transaction orders are processed at the NAV next determined after the order is received.


PROSPECTUS                             20

  The Funds' and the Master Portfolio's NAV are each calculated on the basis of the amortized cost method. This valuation method is based on the receipt of a steady rate of payment on portfolio instruments from the date of purchase until maturity rather than actual changes in market value. The Company's Board of Directors and the Master Trust's Board of Trustees believe that this valuation method accurately reflects fair value.


HOW TO BUY SHARES


  You may buy shares of the Funds on any Business Day by any of the methods described below or by opening a Wells Fargo Bank Sweep Account. After a properly completed Account Application is received and your wire order or check is received, or an account with a bank that is designated in the Account Application and that is approved by the Transfer Agent (an "Approved Bank Account") is debited, your purchase order is effected and full and fractional shares are purchased at the next determined NAV, which is expected to remain a constant $1.00 per share. If shares are purchased by a check that does not clear, the Company reserves the right to cancel the purchase and hold the investor responsible for any losses or fees incurred. In addition, the Funds may hold payment on any redemption until reasonably satisfied that investments made by check have been collected (which may take up to 10 days).



  Generally, the minimum initial investment amount is $2,500. However, the minimum initial investment amount is $100 for investments made through the AutoSaver Plan purchase method (described below) and $250 for investments in Class A Shares of the Money Market Mutual Fund made through any tax-deferred retirement account for which Wells Fargo Bank serves as custodian or trustee under a prototype trust approved by the IRS (a "Plan Account"). Plan Accounts that invest in Class A Shares of the Money Market Mutual Fund through Wells Fargo ExpressInvest(TM) (available to certain Wells Fargo tax-deferred retirement plans) are not subject to the minimum initial investment amount requirement. Where Fund shares are acquired in exchange for shares of another fund in the Stagecoach Family of Funds, the minimum initial investment amount applicable to the shares being exchanged generally carries over. This means, for example, that you can invest $1,000 in shares of the California Tax-Free Money Market Mutual Fund even though such Fund ordinarily requires a $2,500 minimum balance, in an exchange from a fund that has a $1,000 minimum balance requirement, except that if the value of your investment in the shares of the Fund from which you are exchanging has been reduced below the minimum initial investment amount by changes in market conditions or sales charges (and not by redemptions), you may carry over the lesser amount into one of the Money Market Mutual Funds. In addition, the minimum initial or subsequent purchase amount requirements may be waived or lowered for investments effected on a group basis by certain entities and their employees, such as pursuant to a payroll deduction or other accumulation plan. In addition, the minimum initial purchase amount does not apply to investors who purchase shares of the Funds as customers of a financial institution that has established a cash sweep arrangement with respect to one of the Funds. Generally, subsequent investments must be of at least $100. However, Plan


                                       21                             PROSPECTUS

Accounts that invest in Class A Shares of the Money Market Mutual Fund through Wells Fargo ExpressInvest are not subject to the minimum subsequent investment amount requirements. If you have questions regarding purchases of shares or ExpressInvest, please contact the Company at 1-800-222-8222 or contact a Shareholder Servicing Agent or Selling Agent (defined below). For additional information on tax-deferred accounts, please refer to "Investing in the Funds -- Tax-Deferred Retirement Plans" or contact a Shareholder Servicing Agent or Selling Agent.



  Shares of the National Tax-Free Money Market Mutual Fund and the California Tax-Free Money Market Mutual Fund may not be suitable investments for tax-exempt institutions or tax-deferred retirement plans, since such investors would not benefit from the exempt status of the Funds' dividends. See "Federal Income Taxes - Special Tax Considerations" in the SAI for each Fund. In addition, California Tax-Free Money Market Mutual Fund shares are not available in all states.



  The Company reserves the right to reject any purchase order or suspend sales at any time. Payment for orders that are not received is returned after prompt inquiry. The issuance of shares is recorded on the Company's books, and share certificates are not issued.


INITIAL PURCHASES BY WIRE

1.  Complete an Account Application.

2. Instruct the wiring bank to transmit the specified amount in federal funds ($2,500 or more) to:

  Wells Fargo Bank, N.A.
   San Francisco, California
   Bank Routing Number: 121000248
   Wire Purchase Account Number: 4068-000587

   Attention: Stagecoach Funds (Name of Fund) (designate a Class, if applicable)

   Account Name(s): Name(s) in which to be registered
   Account Number: (if investing into an existing account)

3. A completed Account Application should be mailed, or sent by telefacsimile with the original subsequently mailed, to the following address immediately after the funds are wired and must be received and accepted by the Transfer Agent before an account can be opened:

  Wells Fargo Bank, N.A.
   Stagecoach Shareholder Services
   P.O. Box 7066
   San Francisco, California 94120-7066
   Telefacsimile: 1-415-543-9538

PROSPECTUS                             22

4. Share purchases are effected at the NAV next determined after the Account Application is received and accepted.

INITIAL PURCHASES BY MAIL

1.  Complete an Account Application. Indicate the services to be used.


2. Mail the Account Application and a check for $2,500 or more, payable to "Stagecoach Funds (Name of Fund) (designate a Class, if applicable)," to the address set forth in "Initial Purchases by Wire."


3. Share purchases are effected at the NAV next determined after the Account Application is received and accepted.

AUTOSAVER PLAN PURCHASES


  The AutoSaver Plan provides you with a convenient way to establish and automatically add to your Fund account on a monthly basis. To participate in the AutoSaver Plan, you must specify an amount ($100 or more) to be withdrawn automatically by the Transfer Agent on a monthly basis from your Approved Bank Account. An Approved Bank Account may be established at Wells Fargo Bank. The Transfer Agent withdraws and uses this amount to purchase specified shares of the designated Fund on your behalf each month on or about the day that you have selected, or, if you have not selected a day, on or about the 20th day of each month. The Transfer Agent requires a minimum of ten (10) Business Days to implement your AutoSaver Plan purchases. There are no separate fees charged to you by the Funds for participating in the AutoSaver Plan.



  You may change your investment amount, the date on which your AutoSaver purchase is effected, suspend purchases or terminate your election at any time by notifying the Transfer Agent at least five (5) Business Days prior to any scheduled transaction.


TAX-DEFERRED RETIREMENT PLANS


  You may be entitled to invest in the Money Market Mutual Fund through a Plan Account or other tax-deferred retirement plan. Contact a Shareholder Servicing Agent (such as Wells Fargo Bank) or a Selling Agent for materials describing Plan Accounts available through it, and the benefits, provisions, and fees of such Plan Accounts. The minimum initial investment amount for Class A Shares of the Money Market Mutual Fund acquired through a Plan Account is $250 (the minimum initial investment amount is not applicable if you participate in ExpressInvest through a Plan Account).


  Pursuant to the Code, individuals who are not active participants (and who do not have a spouse who is an active participant) in certain types of retirement plans ("qualified retirement plans") may deduct contributions to an Individual Retirement Account ("IRA"), up to specified limits. Investment earnings in the IRA will be tax-deferred until withdrawn, at which time the individual may be in a lower tax bracket.

                                       23                             PROSPECTUS

  The maximum annual deductible contribution to an IRA for individuals under age 70 1/2 is 100% of includible compensation up to a maximum of (i) $2,000 for single individuals; (ii) $4,000 for a married couple when both spouses earn income; and (iii) $2,250 when one spouse earns, or elects for IRA purposes to be treated as earning, no income (together the "IRA contribution limits").


  The IRA deduction is also available for single individual taxpayers and married couples who are active participants in qualified retirement plans but who have adjusted gross incomes which do not exceed certain specified limits. If their adjusted gross income exceeds these limits, the amount of the deductible contribution is phased down and eventually eliminated.


  Any individual who works may make nondeductible contributions to an IRA in addition to any deductible contributions. Total aggregate deductible and nondeductible contributions are limited to the IRA contribution limits discussed above. Nondeductible contributions in excess of the applicable IRA contribution limit are "nondeductible excess contributions." In addition, contributions made to an IRA for the year in which an individual attains the age of 70 1/2, or any year thereafter, are also nondeductible excess contributions. Nondeductible excess contributions are subject to a 6% excise tax penalty which is charged each year that the nondeductible excess contribution remains in the IRA.


  An employer also may contribute to an individual's IRA by establishing a Simplified Employee Pension Plan, known as a SEP-IRA, through a Shareholder Servicing Agent or a Selling Agent. Participating employers may make an annual contribution in an amount up to the lesser of 15% of earned income or $30,000, subject to certain provisions of the Code. Investment earnings will be tax-deferred until withdrawn.



  The foregoing discussion regarding IRAs is based on the Code and federal regulations in effect as of the date of this Prospectus and summarizes only some of the important federal tax considerations generally affecting IRA contributions made by individuals or their employers. It is not intended as a substitute for careful tax planning. You should consult your tax advisor with respect to your specific federal tax situation as well as with respect to state and local taxes. Further federal tax information is contained under the heading "Taxes" in this Prospectus and in the SAI for each Fund.


  A Shareholder Servicing Agent or Selling Agent also may offer other types of tax-deferred or tax-advantaged plans, including a Keogh retirement plan for self-employed professional persons, sole proprietors and partnerships.

  Application materials for opening a tax-deferred retirement plan can be obtained from a Shareholder Servicing Agent or a Selling Agent. Return your completed tax-deferred retirement plan application to your Shareholder Servicing Agent or a Selling Agent for approval and processing. If your tax-deferred retirement plan application is incomplete or improperly filled out, there may be a delay before a Fund account is opened. You should ask your Shareholder Servicing Agent or Selling Agent about the investment

PROSPECTUS                             24
options available to your tax-deferred retirement plan, since some of the funds in the Stagecoach Family of Funds may be unavailable as options. Moreover, certain features described herein, such as the AutoSaver Plan and the Systematic Withdrawal Plan, may not be available to individuals or entities who invest through a tax-deferred retirement plan.

ADDITIONAL PURCHASES

  You may make additional purchases of $100 or more by instructing the Funds' Transfer Agent to debit a designated Approved Bank account, by wire by instructing the wiring bank to transmit the specified amount as directed above for initial purchases, or by mail with a check payable to "Stagecoach Funds (name of Fund) (designate Class A, if applicable)" to the address set forth in "Initial Purchases by Wire." Write your Fund account number on the check and include the detachable stub from your Statement of Account or a letter providing your Fund account number.

PURCHASES THROUGH SELLING AGENTS


  You may place a purchase order for shares of the Funds through a broker/dealer or financial institution that has entered into a Selling Agreement with Stephens, as the Funds' Distributor ("Selling Agent"), by 9:00 a.m. (Pacific time) on any Business Day, including orders for which payment is to be made from your free cash credit balance in a securities account maintained with a Selling Agent. These purchase orders are executed on the same day the order is placed if notice is provided to the Transfer Agent by 9:00 a.m. and if federal funds are received by the Transfer Agent before the close of business. If your purchase order is received by a Selling Agent after 9:00 a.m. on any Business Day or if federal funds are not received by the Transfer Agent before the close of business, then your purchase order generally is executed on the next Business Day following the day your order is placed. The Selling Agent is responsible for the prompt transmission of your purchase order to the Funds.


PURCHASES THROUGH SHAREHOLDER SERVICING AGENTS

  Purchase orders for shares of the Funds may be transmitted to the Transfer Agent through any entity that has entered into a Shareholder Servicing Agreement with the Funds ("Shareholder Servicing Agent"), such as Wells Fargo Bank. See "Management and Servicing Fees - Shareholder Servicing Agent."


  The Shareholder Servicing Agent may transmit a purchase order to the Transfer Agent, on your behalf, including a purchase order for which payment is to be transferred from your Approved Bank Account or wired from a financial institution. If the Shareholder Servicing Agent transmits your purchase order to the Transfer Agent before 9:00 a.m. (Pacific time) and if federal funds are received by the Transfer Agent before the close of business, the purchase order is executed on the same day. If your Shareholder Servicing Agent transmits your purchase order to the Transfer Agent after 9:00 a.m. or if federal


                                       25                             PROSPECTUS
funds are not received by the Transfer Agent before the close of business, then your order generally is executed on the next Business Day, except that automated investment program purchase orders transmitted through Shareholder Servicing Agents are executed as of 1:00 p.m. on each Business Day. The Shareholder Servicing Agent is responsible for the prompt transmission of your purchase order to the Transfer Agent.


STATEMENTS AND REPORTS


  The Funds, or a Shareholder Servicing Agent on their behalf, will typically send you a monthly statement of your account after every month in which there has been a transaction that affects your share balance or your Fund account registration. A statement with tax information will be mailed to you by January 31 of each year, and also will be filed with the IRS. At least twice a year, the Company's financial statements will be mailed to investors.


                                   DIVIDENDS


  The Funds intend to declare dividends on a daily basis payable to shareholders of record as of 9:00 a.m. (Pacific time). If your purchase order is received before 9:00 a.m. on any Business Day, you begin earning dividends on that Business Day and continue to earn dividends through the day prior to the date you redeem such shares. If your purchase order is processed at or after 9:00 a.m. on any Business Day, you begin earning dividends on the next Business Day and continue to earn dividends through the day on which you redeem your shares. Dividends for a Saturday, Sunday or Holiday are declared payable to shareholders of record as of the preceding Business Day. If you redeem shares before a dividend payment date, any dividends credited to you are paid on the following dividend payment date unless you have redeemed all of the shares in your account, in which case you will receive any accrued dividends together with your redemption proceeds. The Funds declare and distribute any capital gains at least annually.



  Dividends declared in, and attributable to, a month generally are paid on the last Business Day of such month. You have three options for receiving dividends and any capital gain distributions. They are discussed under "Additional Shareholder Services - Dividend and Distribution Options."


                              HOW TO REDEEM SHARES


  You may redeem all or a portion of your shares in a Fund on any Business Day without any charge by the Funds. Your shares are redeemed at the NAV next calculated after the Funds have received your redemption request in proper form. Redemption proceeds may be more or less than the amount invested and, therefore, a redemption of shares in a Fund may result in a gain or loss for federal and state income tax purposes. The Funds


PROSPECTUS                             26
ordinarily remit your redemption proceeds within seven days after your redemption order is received in proper form, unless the SEC permits a longer period under extraordinary circumstances. Such extraordinary circumstances could include a period during which an emergency exists as a result of which (a) disposal by the Funds and/or Master Portfolio of securities owned by them is not reasonably practicable or (b) it is not reasonably practicable for the Funds and/or Master Portfolio fairly to determine the value of their net assets, or
(c) a period during which the SEC by order permits deferral of redemptions for the protection of security holders of the Funds and/or Master Portfolio. In addition, the Funds may hold payment on your redemption until reasonably satisfied that your investments made by check have been collected (which can take up to 10 days from the purchase date). To ensure acceptance of your redemption request, please follow the procedures described below. Payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions.



  Due to the high cost of maintaining Fund accounts with small balances, the Funds reserve the right to close your account and send you the proceeds if the balance falls below the applicable minimum balance because of a redemption (including a redemption of Fund shares after you have made only the applicable minimum initial investment). You will be given 30 days' notice to make an additional investment to increase your account balance to an amount equal to or greater than the applicable minimum balance. For a discussion of applicable minimum balance requirements, see "Investing in the Funds - How to Buy Shares."



  Redemption orders that are received by the Transfer Agent before 9:00 a.m. (Pacific Time) on any Business Day are executed on that Business Day. Redemption orders that are received after 9:00 a.m. on any Business Day are executed on the next Business Day.


REDEMPTIONS BY TELEPHONE


  Telephone redemption or exchange privileges are made available to you automatically upon opening an account, unless you specifically decline such privileges. Telephone redemption privileges authorize the Transfer Agent to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. The Company requires the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Company and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Company nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.


REDEMPTIONS BY LETTER

1. Write a letter of instruction. Indicate the dollar amount or number of Fund shares you want to redeem. Refer to your Fund account number and give your social security number or TIN (where applicable).

                                       27                             PROSPECTUS

2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.


3. Signature guarantees are not required for redemption requests unless redemption proceeds of $5,000 or more are to be paid to someone other than you at your address of record or your Approved Bank Account, or other unusual circumstances exist which cause the Transfer Agent to determine that a signature guarantee is necessary or prudent to protect against unauthorized redemption requests. If required, a signature must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is an FDIC member, a trust company, a member firm of a domestic stock exchange, a savings association, or a credit union that is authorized by its charter to provide a signature guarantee. Signature guarantees by notaries public are not acceptable. Further documentation may be requested from corporations, administrators, executors, personal representatives, trustees or custodians.


4. Mail your letter to the Transfer Agent at the mailing address set forth under "Investing in the Funds - Initial Purchases by Wire."


  Unless other instructions are given in proper form, a check for your redemption proceeds is sent to your address of record.


EXPEDITED REDEMPTIONS BY LETTER OR TELEPHONE


  You may request an expedited redemption of Fund shares by letter, in which case your receipt of redemption proceeds (but not the Fund's receipt of your redemption request) would be expedited. Telephone redemption or exchange privileges are made available to you automatically upon the opening of an account unless you specifically decline such privileges. You also may request an expedited redemption of Fund shares by telephone on any Business Day, in which case both your receipt of redemption proceeds and the Fund's receipt of your redemption request would be expedited. You may request expedited redemption by telephone only if the total value of the shares redeemed is equal to $100 or more.



  You may request expedited redemption by telephone by calling the Transfer Agent at the telephone number listed on your transaction confirmation or by calling 1-800-222-8222.



  You may mail your expedited redemption request to the Transfer Agent at the mailing address set forth under "Investing in the Funds - Initial Purchases by Wire."



  Upon request, proceeds of expedited redemptions of $5,000 or more will be wired or credited to your Approved Bank Account or wired to the Selling Agent designated in your Account Application. The Company reserves the right to impose a charge for wiring redemption proceeds. When proceeds of your expedited redemption are to be paid to someone else, to an address other than that of record, or to an account with an Approved Bank or Selling Agent that you have not predesignated in your Account Application,


PROSPECTUS                             28
your expedited redemption request must be made by letter and the signature(s) on the letter may be required to be guaranteed, regardless of the amount of the redemption. If your expedited redemption request is received by the Transfer Agent before 9:00 a.m. (Pacific time) on a Business Day, your redemption proceeds are transmitted to your Approved Bank Account or Selling Agent on the same Business Day (assuming your investment check has cleared as described above), absent extraordinary circumstances. Such extraordinary circumstances could include those described above as potentially delaying redemptions and also could include situations involving an unusually heavy volume of wire transfer orders on a national or regional basis or communication or transmittal delays that could cause a brief delay in the wiring or crediting of funds. A check for proceeds of less than $5,000 is mailed to your address of record, or, at your election, credited to your Approved Bank Account.



  During periods of drastic economic or market activity or changes, you may experience problems implementing an expedited redemption by telephone. In the event you are unable to reach the Transfer Agent by telephone, you should consider using overnight mail to implement an expedited redemption. The Funds reserve the right to modify or terminate the expedited telephone redemption privilege at any time.


SYSTEMATIC WITHDRAWAL PLAN


  The Company's Systematic Withdrawal Plan provides you with a convenient way to have Fund shares redeemed from your account and the proceeds distributed to you on a monthly basis. You may participate in this plan only if you have a Fund account valued at $10,000 or more as of the date of your election to participate, your dividend and capital gain distributions are being reinvested automatically and you are not a participant in the AutoSaver Plan at any time while participating in the Systematic Withdrawal Plan. You specify an amount ($100 or more) to be distributed by check to your address of record or deposited in your Approved Bank Account. The Transfer Agent redeems sufficient shares and mails or deposits your redemption proceeds as instructed on or about the fifth Business Day prior to the end of each month. There are no separate fees charged to you by the Funds for participating in the Systematic Withdrawal Plan.



  It may take up to ten (10) days after receipt of your request to establish your participation in the Systematic Withdrawal Plan. You may change your withdrawal amount, suspend withdrawals or terminate your participation in the Systematic Withdrawal Plan at any time by notifying the Transfer Agent at least five (5) Business Days prior to any scheduled transaction. Your participation in the Systematic Withdrawal Plan is terminated automatically if your Fund account is closed or, in some cases, if your Approved Bank Account is closed.


REDEMPTIONS THROUGH SELLING AGENTS


  You may request a redemption of Fund shares through your Selling Agent. Redemption orders transmitted by a Selling Agent to the Transfer Agent before 9:00 a.m. (Pacific


                                       29                             PROSPECTUS

time) on any Business Day generally are executed on that day. Redemption orders transmitted by a Selling Agent to the Transfer Agent after 9:00 a.m. on any Business Day generally are executed on the next Business Day. The Selling Agent is responsible for the prompt transmission of your redemption order to the Funds.


  Unless you have made other arrangements with a Selling Agent and the Transfer Agent has been informed of such arrangements, proceeds of a redemption order made by you through a Selling Agent are credited to your Approved Bank Account. If no such account is designated, a check for the proceeds is mailed to your address of record or, if such address is no longer valid, the proceeds are credited to your account with the Selling Agent. You may request a check from the Selling Agent or you may elect to retain the redemption proceeds in such account. The Selling Agent may charge you a service fee. In addition, the Selling Agent may benefit from the use of your redemption proceeds until the check it issues to you has cleared or until such proceeds have been disbursed or reinvested on your behalf.


REDEMPTIONS THROUGH SHAREHOLDER SERVICING AGENTS


  You may request a redemption of shares of a Fund through your Shareholder Servicing Agent. Any redemption request made by telephone through your Shareholder Servicing Agent must redeem shares with a total value equal to $100 or more. Redemption orders transmitted by a Shareholder Servicing Agent to the Transfer Agent before 9:00 a.m. (Pacific time) generally are executed on that day. Redemption orders transmitted by a Shareholder Servicing Agent to the Transfer Agent after 9:00 a.m. generally are executed on the next Business Day, except that automated investment program redemption orders transmitted through Shareholder Servicing Agents are executed at 1:00 p.m. on each Business Day. The Shareholder Servicing Agent is responsible for the prompt transmission of your redemption order to the Funds.



  Unless you have made other arrangements with your Shareholder Servicing Agent, and the Transfer Agent has been informed of such arrangements, proceeds of a redemption order made by you through your Shareholder Servicing Agent are credited to your Approved Bank Account. If no such account is designated, a check for the proceeds is mailed to your address of record or, if such address is no longer valid, the proceeds are credited to your account with your Shareholder Servicing Agent or to another account designated in your agreement with your Shareholder Servicing Agent. The Shareholder Servicing Agent may charge you a fee. In addition, the Shareholder Servicing Agent may benefit from the use of proceeds credited to your account until any check it issues to you has cleared or until such proceeds have been disbursed or reinvested on your behalf.


PROSPECTUS                             30

                        ADDITIONAL SHAREHOLDER SERVICES


  The Company offers you a number of optional services. As noted above, you can take advantage of the AutoSaver Plan, the Systematic Withdrawal Plan, and Expedited Redemptions by Letter and Telephone. In addition, the Funds offer you three dividend and distribution payment options and an exchange privilege, which are described below.


DIVIDEND AND DISTRIBUTION OPTIONS


  When you fill out your Account Application, you can choose from three dividend and distribution options:



  A. The AUTOMATIC REINVESTMENT OPTION provides for the reinvestment of your dividends and capital gain distributions in additional shares of the same class of the Fund that paid such dividends or capital gain distributions. Dividends and distributions declared in a month generally are reinvested at NAV on the last Business Day of such month. You are assigned this option automatically if you make no choice on your Account Application.



  B. The AUTOMATIC CLEARING HOUSE OPTION permits you to have dividends and capital gain distributions deposited in your Approved Bank Account. In the event your Approved Bank Account is closed, and your distribution is returned to the Funds' dividend disbursing agent, your distribution will be reinvested in your Fund account at the NAV next determined after the distribution has been returned. Your Automatic Clearing House Option will be converted to the Automatic Reinvestment Option.



  C. The CHECK PAYMENT OPTION lets you receive a check for all dividends and capital gain distributions, which generally is mailed either to your designated address or your Approved Bank Account shortly following declaration. If the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, your distribution will be reinvested in your Fund account at the NAV next determined after the earlier of the date the checks have been returned to the dividend disbursing agent or the date six months after the payment of such dividend or distribution. Your Check Payment Option will be converted to the Automatic Reinvestment Option.



  The Company takes reasonable efforts to locate investors whose checks are returned or uncashed after six months. The Company forwards moneys to the dividend disbursing agent so that it may issue you dividend checks under the Check Payment Option. The dividend disbursing agent may benefit from the temporary use of such moneys until these checks clear.


                                       31                             PROSPECTUS

EXCHANGE PRIVILEGE


  Wells Fargo Bank advises a variety of other funds, each with its own investment objective and policies. The exchange privilege is a convenient way for you to buy shares in the other funds of the Stagecoach Family of Funds that are registered in your state of residence in order to respond to changes in your investment and savings goals or in market conditions. Before you make an exchange from a Fund into another fund of the Stagecoach Family of Funds, please observe the following:



  - Obtain and carefully read the prospectus of the fund into which you want to exchange. Prospectuses may be obtained by calling 1-800-222-8222.



  - Shares are exchanged at the next determined NAV.



  - You may exchange shares of the Tax-Free Funds and Class A Shares of the Money Market Mutual Fund for shares of one of the Company's single-class funds, for Class A or Class B Shares of one of the Company's multi-class funds or for Retail Class Shares of another fund. You may also exchange shares of the Tax-Free Funds for Class A Shares of the Money Market Mutual Fund and vice versa.



  - If you exchange into a fund with a front-end sales charge, you must pay the difference between that fund's sales charge and any sales charge you already have paid in connection with the shares you are exchanging.



  - Each exchange, in effect, represents the redemption of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes. A confirmation of each exchange transaction is sent to you.



  - The dollar amount of shares you exchange generally must meet the minimum initial and/or subsequent investment amounts of the fund from which you are exchanging. Where Fund shares are acquired in exchange for shares of another fund in the Stagecoach Family of Funds, however, the minimum initial investment amount applicable to the shares being exchanged carries over, except that if the value of your investment in the shares of the fund from which you are exchanging has been reduced below the minimum initial investment amount by changes in market conditions or sales charges (and not by redemptions), you may carry over the lesser amount into one of the Money Market Funds.



  - The Company reserves the right to limit the number of times shares may be exchanged between funds, to reject any telephone exchange order, to charge a nominal exchange fee (although it currently does not do so) or otherwise to modify or discontinue exchange privileges at any time. Under SEC rules, subject to limited exceptions, the Company must notify you 60 days before it modifies or discontinues the exchange privilege.



  The procedures applicable to Fund redemptions generally apply to Fund exchanges. In particular, transaction orders that are received before 1:00 p.m. (Pacific time) on


PROSPECTUS                             32
each Business Day through Shareholder Servicing Agents in connection with automated investment programs are processed on that Business Day (provided it is a Business Day for each fund involved in the transaction). Also, where an exchange order is from a Stagecoach money market mutual fund to a Stagecoach non-money market mutual fund (a "long-term fund") and the instructions are received before 1:00 p.m. (Pacific time) through a Shareholder Servicing Agent by telephone or in person (excluding automated telephone instructions or Wells Fargo Express ATM instructions), the purchase order for the long-term fund is processed as of 1:00 p.m. (Pacific time) at the share price determined as of that Business Day's close of market. A sufficient number of money market mutual fund shares are sold the following Business Day as of 9:00 a.m. (Pacific time) in order to settle the long-term fund purchase. In all other instances, exchange orders received after 9:00 a.m. (Pacific time) are processed on the next day that is a Business Day for each fund involved in the exchange. In addition, a signature guarantee may be required for exchanges between shareholder accounts registered in identical names if the amount being exchanged is more than $25,000.



  To exchange shares, write the Transfer Agent at the mailing address under "Investing in the Funds - Initial Purchases by Wire" or call the Transfer Agent at the telephone number listed on your transaction confirmation, or contact your Shareholder Servicing Agent or Selling Agent. The procedures applicable to telephone redemptions, including the discussion regarding the responsibility for the authenticity of telephone instructions, are also applicable to telephone exchange requests. See "How to Redeem Shares - Expedited Redemptions by Letter and Telephone."



                  MANAGEMENT, DISTRIBUTION AND SERVICING FEES


INVESTMENT ADVISER


  Subject to the overall supervision of the Company's Board of Directors and the Board of Trustees of the Master Trust, Wells Fargo Bank, as the Funds' and the Master Portfolio's investment adviser, provides investment guidance and policy direction in connection with the management of the Funds' assets. Wells Fargo Bank also furnishes the Board of Directors with periodic reports on the Funds' investment strategies and performance. For these services, Wells Fargo Bank is entitled to a monthly investment advisory fee at the annual rate of 0.40% of the average daily net assets of the Money Market Mutual Fund, 0.50% of the average daily net assets of the California Tax-Free Money Market Mutual Fund and 0.30% of the average daily net assets of the Master Portfolio, of which the National Tax-Free Money Market Mutual Fund bears a pro rata portion. From time to time, Wells Fargo Bank may waive such fees in whole or in part. Any such waiver will reduce expenses of the Funds and the Master Portfolio and,


                                       33                             PROSPECTUS
accordingly, have a favorable impact on the Funds' yields. From time to time, each of the Funds, consistent with its investment objective, policies and restrictions, may invest in securities of companies with which Wells Fargo Bank has a lending relationship. For the year ended December 31, 1995, Wells Fargo Bank was paid at an annual rate equal to 0.40% of the average daily net assets of the Money Market Mutual Fund and 0.50% of the average daily net assets of the California Tax-Free Money Market Mutual Fund, respectively, for its services as investment adviser. As of December 31, 1995, the National Tax-Free Money Market Mutual Fund had not commenced operations.


CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT


  Wells Fargo Bank also serves as the Funds' and the Master Portfolio's custodian and transfer and dividend disbursing agent. Wells Fargo Bank performs the custodial services at 525 Market Street, San Francisco, California 94105. Under its respective Custody Agreement with Wells Fargo Bank, each Fund and the Master Portfolio may, at times, borrow money from Wells Fargo Bank as needed to satisfy temporary liquidity needs. Wells Fargo Bank charges interest on such overdrafts at a rate determined pursuant to each Fund's and/or Master Portfolio's Custody Agreement. The transfer and dividend disbursing agency activities are performed at 525 Market Street, San Francisco, California 94105.


SHAREHOLDER SERVICING AGENT


  The Funds have entered into Shareholder Servicing Agreements with Wells Fargo Bank, and may enter into similar agreements with other entities. Under such agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree, as agent for their customers, to provide various administrative services with respect to Fund shares, such as maintaining shareholder accounts and records, assisting shareholders with purchases, exchanges and redemptions, and providing such other related services as the Company or a shareholder may reasonably request. For these services, a Shareholder Servicing Agent is entitled to receive a fee, as calculated on an annualized basis for each Fund's then-current fiscal year, up to (1) 0.30% of the average daily net assets of the California Tax-Free Money Market Mutual Fund, 0.30% of the average daily net assets attributable to the Class A shares of the Money Market Mutual Fund or 0.25% of the average daily net assets of the National Tax-Free Money Market Mutual Fund, as represented by shares owned during the period for which payment is being made by investors with whom the Shareholder Servicing Agent maintains a servicing relationship, or (2) an amount which equals the maximum amount payable to the Shareholder Servicing Agent under applicable laws, regulations or rules, including the Rules of Fair Practice of the NASD ("NASD Rules"). In no event will the portion of such fees that constitutes a "service fee," as that term is used by the NASD, exceed 0.25% of the average net asset value of a Fund or Class of a Fund, as the case may be.


PROSPECTUS                             34

  A Shareholder Servicing Agent may impose certain conditions on its customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Funds, such as requiring a minimum initial investment or payment of a separate fee for additional services. Each Shareholder Servicing Agent agrees to disclose any fees it may directly charge its customers who are shareholders of a Fund and to notify them in writing at least 30 days before it imposes any transaction fees.


SPONSOR, ADMINISTRATOR AND DISTRIBUTOR


  Subject to the overall supervision of the governing Board of Directors/Trustees, Stephens provides each Fund and the Master Portfolio with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund and the Master Portfolio, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports and general supervision of data compilation in connection with preparing periodic reports. Stephens also furnishes office space and certain facilities to conduct each Fund's and the Master Portfolio's business, and compensates the Directors/Trustees, officers and employees who are affiliated with Stephens. For these services, Stephens is entitled to a monthly fee at the annual rate of 0.03% of the Money Market Mutual Fund's and California Tax-Free Money Market Mutual Fund's average daily net assets and 0.05% of the National Tax-Free Money Market Mutual Fund's average daily net assets. From time to time, Stephens may waive its fees charged to a Fund in whole or in part. Any such waivers will reduce a Fund's expenses and, accordingly, have a favorable impact on such Fund's performance.



  The Company has adopted Distribution Plans on behalf of the Class A Shares of the Money Market Mutual Fund and shares of the Tax-Free Funds under the SEC's Rule 12b-1 ("Plans"). The Money Market Mutual Fund, pursuant to the Plan adopted on behalf of the Class A Shares, may defray all or part of the actual cost of preparing and printing prospectuses and other promotional materials and of delivering prospectuses and those materials to prospective Class A shareholders by paying on an annual basis up to 0.05% of the average daily net assets attributable to the Class A Shares. Pursuant to the Plan for the California Tax-Free Money Market Mutual Fund, the Fund may defray all or a part of the cost of preparing and printing prospectuses and of delivering prospectuses and those materials to prospective shareholders of the Fund by paying on an annual basis up to 0.05% of the Fund's average daily net assets. Pursuant to the Plan for the National Tax-Free Money Market Mutual Fund, Stephens is entitled to receive as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.05% of the average daily net assets of the Fund.



  Stephens has entered into Distribution Agreements with the Funds and acts as agent for the Funds for the sale of their shares and may enter into selling agreements with other agents ("Selling Agents") that wish to make available shares of the Funds to their respective customers. The Funds may participate in joint distribution activities with any


                                       35                             PROSPECTUS
of the Company's other funds, in which event, expenses reimbursed out of the assets of a Fund may be attributable, in part, to the distribution-related activities of another of the Company's funds. Generally, the expenses attributable to joint distribution activities will be allocated among each Fund and the other funds of the Company in proportion to their relative net asset sizes, although the Company's Board of Directors may allocate such expenses in any other manner that it deems fair and equitable. In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise.


  In addition, the Plans contemplate that, to the extent any fees payable pursuant to a Shareholder Servicing Agreement (discussed above) are deemed to be for distribution-related services, such payments are approved and payable pursuant to the Plans.



  Financial institutions acting as Shareholder Servicing Agents or Selling Agents, or in certain other capacities, may be required to register as dealers pursuant to applicable state securities laws which may differ from federal law and any interpretations expressed herein.



EXPENSES



  From time to time, Wells Fargo Bank and Stephens may waive their respective fees in whole or in part and reimburse expenses payable to others. Any such waivers or reimbursements will reduce a Fund's expenses and, accordingly, have a favorable impact on such Fund's yield. Except for the expenses borne by Wells Fargo Bank and Stephens, the Company bears all costs of its operations, including advisory, shareholder servicing, transfer agency, custody and administration fees, payments pursuant to any Plans, interest, fees and expenses of independent auditors and legal counsel, and any extraordinary expenses. Expenses attributable to each Fund or Class are charged against the assets of the Fund or Class. General expenses of each Company are allocated among all of the funds of such Company, including the Funds, in a manner proportionate to the net assets of each fund, on a transactional basis, or on such other basis as the Company's Board of Directors deems equitable. The National Tax-Free Money Market Fund bears a pro rata portion of the Tax-Free Money Market Master Portfolio's expenses.


PROSPECTUS                             36

                                     TAXES


  The Company intends to qualify each Fund as a regulated investment company under Subchapter M of the Code, as long as such qualification is the best interest of each Fund's shareholders. Each Fund will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies generally will be applied to each Fund, rather than to the Company as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Fund.



  By complying with the applicable provisions of the Code, each Fund will not be subject to federal income taxes with respect to net investment income and net realized capital gains distributed to its shareholders. Each Fund intends to pay out substantially all of its net investment income and net realized capital gains (if any) for each year.



  Dividends from net investment income (including net short-term capital gains, if any) declared and paid by the Money Market Mutual Fund will be taxable as ordinary income to Fund shareholders. Whether you take dividend payments in cash or have them automatically reinvested in additional shares in the Money Market Mutual Fund, they will be taxable as ordinary income. The Money Market Mutual Fund does not expect its dividends to qualify for the dividends-received deduction allowed to corporate shareholders.



  The California Tax-Free Money Market Mutual Fund's shareholders will not be subject to federal income taxes on any Fund dividends attributable to interest from tax-exempt securities. However, dividends attributable to interest from taxable securities and capital gains (if any) will be taxable to shareholders, regardless of whether such dividends are paid in cash or reinvested in Fund shares. In addition, by complying with the applicable provisions of the California Revenue and Taxation Code, Fund dividends also will be exempt from California personal income tax to the extent such dividends are attributable to instruments that pay interest which would be exempt from California personal income taxes were such instruments held directly by an individual.



  The National Tax-Free Money Market Mutual Fund's shareholders will not be subject to federal income tax on any dividends of the Fund attributable to interest from tax-exempt securities. However, dividends attributable to interest from taxable securities and capital gains (if any) will be taxable to shareholders, regardless of whether such dividends are paid in cash or reinvested in Fund shares. The Fund seeks to qualify as a regulated investment company by investing all of its assets in the Master Portfolio. The Master Portfolio will be treated as a non-publicly traded partnership rather than as a regulated investment company or a corporation under the Code, and as such, shall not be subject to federal income tax. As a non-publicly traded partnership, any interest, dividends, gains and losses of the Master Portfolio shall be deemed to have been


                                       37                             PROSPECTUS

"passed through" to the Fund (and other investors) in proportion to the Fund's ownership interest in the Master Portfolio.



  If the Master Portfolio were to accrue but not distribute any interest, dividends or gains, the Fund would be deemed to have realized and recognized its proportionate share of such income, regardless of whether or not such income has been distributed by the Master Portfolio. However, the Master Portfolio will seek to minimize recognition by the Fund and other investors of interest, dividends and gains without a corresponding distribution.



  The federal alternative minimum tax ("AMT") rules attempt to ensure that at least a minimum amount of tax is paid by corporate and high-income noncorporate taxpayers who obtain significant benefit from certain tax deductions and exemptions. Some of these deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for the purposes of calculating the AMT. Among the tax preference items which must be considered when calculating the AMT is tax-exempt interest from "private activity bonds" issued after August 7, 1986. To the extent that the California Tax-Free Money Market Mutual Fund or the National Tax-Free Money Market Mutual Fund invests in private activity bonds, shareholders of these Funds who pay AMT will be required to report that portion of Fund dividends attributable to income from the bonds as a tax preference item in determining their AMT. Shareholders will be notified of the tax status of distributions made by the Funds. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in the California Tax-Free Money Market Mutual Fund or the National Tax-Free Money Market Mutual Fund. With respect to corporate shareholders of such Funds, exempt-interest dividends paid by a Fund is included in the corporate shareholder's "adjusted current earnings" as part of its AMT calculation, and may also affect its federal "environmental tax" liability. As of the printing of this Prospectus, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about AMT should consult their tax advisors.



  The Funds, or your Shareholder Servicing Agent on their behalf, will inform you of the amount and nature of such Fund's dividends and capital gains. You should keep all statements you receive to assist in your personal record keeping. The Company is required to withhold, subject to certain exemptions, at a rate of 31% on dividends paid or credited to individual shareholders of the Funds, if a shareholder has not complied with IRS regulations or if a correct Taxpayer Identification Number, certified when required, is not on file with the Company or the Transfer Agent. In connection with this withholding requirement, you will be asked to certify on your Account Application that the social security or taxpayer identification number you provide is correct and that you are not subject to 31% back-up withholding for previous underreporting to the IRS.



  Foreign shareholders may be subject to different tax treatment, including a withholding tax. See "Federal Income Taxes - Foreign Shareholders" in the SAIs.


PROSPECTUS                             38

  The foregoing discussion regarding dividends, distributions and taxes is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; you should consult your tax advisor with respect to your specific tax situation as well as with respect to state and local taxes. In addition, each Fund does not make any representation regarding the taxation of its corporate shareholders and recommends that such shareholders consult their tax advisors.



  Further federal tax considerations are discussed in the SAI for each Fund.


                                       39                             PROSPECTUS

                             PROSPECTUS APPENDIX --
                         ADDITIONAL INVESTMENT POLICIES


FUND AND MASTER PORTFOLIO INVESTMENTS



  Money Market Mutual Fund


  The Money Market Mutual Fund may invest in the following:

  (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including government-sponsored enterprises ("U.S. Government obligations") (discussed below);

  (ii) negotiable certificates of deposit, fixed time deposits, bankers' acceptances or other short-term obligations of U.S. banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC ("bank instruments");


  (iii) commercial paper rated at the date of purchase P-1 by Moody's Investors Service, Inc. ("Moody's") or "A-1+" or "A-1" by Standard & Poor's Rating Group ("S&P") ("rated commercial paper");


  (iv) commercial paper unrated at the date of purchase but secured by a letter of credit from a U.S. bank that meets the above criteria for investment;

  (v) certain floating- and variable-rate instruments ("variable-rate instruments") (discussed below);

  (vi) certain repurchase agreements ("repurchase agreements") (discussed below); and

  (vii) short-term, U.S. dollar-denominated obligations of U.S. branches of foreign banks that at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets ("foreign bank obligations") (discussed below).

  California Tax-Free Money Market Mutual Fund


  The California Tax-Free Money Market Mutual Fund may invest in the following municipal obligations with remaining maturities not exceeding thirteen months:


  (i) long-term municipal bonds rated at the date of purchase "MIG 1" or "MIG 2" or, if no medium- or short-term rating is available, "Aa" or better by Moody's or "AA" or better by S&P;

                                      A-1                             PROSPECTUS

  (ii) medium-term municipal notes rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate with a demand feature) by Moody's or "SP-1+" or "SP-1" by S&P; and

  (iii) short-term municipal commercial paper rated at the date of purchase "P-1" by Moody's or "A-1+" or "A-1+" by S&P.


  Pending the investment of proceeds from the sale of Fund shares or proceeds from sales of portfolio securities or in anticipation of redemptions or to maintain a "defensive" posture when, in the opinion of Wells Fargo Bank, as investment adviser, it is advisable to do so because of market conditions, the California Tax-Free Money Market Mutual Fund may elect to invest temporarily up to 20% of the current value of its total assets in cash reserves or the following taxable high-quality money market instruments:


  (i)  U.S. Government obligations;

  (ii) bank instruments;

  (iii) rated commercial paper;

  (iv) repurchase agreements;

  (v) foreign bank obligations; and

  (vi) high-quality municipal obligations, the income from which may or may not be exempt from federal income taxes.


  Moreover, the California Tax-Free Money Market Mutual Fund may invest temporarily more than 20% of its total assets in such securities and in high-quality, short-term municipal obligations the interest on which is not exempt from federal income taxes to maintain a temporary defensive posture or in an effort to improve after-tax yield to the California Tax-Free Money Market Mutual Fund's shareholders when, in the opinion of Wells Fargo Bank, as investment adviser, it is advisable to do so because of unusual market conditions.


  National Tax-Free Money Market Mutual Fund and
  Tax-Free Money Market Master Portfolio


  The National Tax-Free Money Market Mutual Fund invests all its assets in interests of the Master Portfolio. As a result, the performance of the Fund corresponds to the investment experience of the Master Portfolio. The Master Portfolio may invest in the following:


  (i)  certain municipal obligations (discussed below):

  (ii) certain U.S. Government obligations (discussed below);

  (iii) negotiable certificates of deposit, fixed time deposits, bankers' acceptances or other obligations of U.S. banks (including foreign branches) that have more than

PROSPECTUS                            A-2

      $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC:

  (iv) commercial paper rated at the date of purchase P-1 by Moody's or "A-1+" or "A-1" by S&P;

  (v) certain floating- and variable-rate instruments (discussed below);

  (vi) certain repurchase agreements (discussed below); and

  (vii) short-term U.S. dollar denominated obligations of foreign branches of U.S. banks or U.S. branches of foreign banks (discussed below).


  The following describes certain instruments in which the Funds and the Master Portfolio may invest.


  Municipal Obligations


  Subject to the maturity and other restrictions of Rule 2a-7, the Funds and the Master Portfolio may invest in Municipal Obligations. Municipal bonds generally have a maturity at the time of issuance of up to 40 years. Medium-term municipal notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, or of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. From time to time, the California Tax-Free Money Market Mutual Fund and the Master Portfolio may each invest 25% or more of the current value of its total assets in certain "private activity bonds," such as pollution control bonds; provided, however, that such investments will be made only to the extent they are consistent with the Master Portfolio's fundamental policy of investing, under normal circumstances, at least 80% of its net assets in municipal obligations that are exempt from federal income tax and not subject to the federal alternative minimum tax.



  The Master Portfolio will invest in the following municipal obligations with remaining maturities not exceeding 13 months:


  (i) long-term municipal bonds rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P;

  (ii) municipal notes rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate with a demand feature) by Moody's or "SP-1+" "SP-1" or "SP-2" by S&P; and

  (iii) short-term municipal commercial paper rated at the date of purchase "P-1" by Moody's or "A-1+", or "A-1" or "A-2" by S&P.

                                      A-3                             PROSPECTUS

  For a further discussion of factors affecting purchases of municipal obligations by the California Tax-Free Money Market Mutual Fund, see "Special Considerations Affecting California Municipal Obligations" in the SAI.

  U.S. Government Obligations


  The Master Portfolio may invest in various types of U.S. Government obligations with remaining maturities of up to thirteen months. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees; others, by the right of the issuer or guarantor to borrow from the U.S. Treasury; still others, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.


  Other Investment Companies


  For temporary investments the Funds and the Master Portfolio may invest in shares of other open-end investment companies that invest exclusively in high-quality short-term securities subject to the limits set forth under Section 12 of the 1940 Act, provided however, that with respect to the California Tax-Free Money Market Fund, the National Tax-Free Money Market Mutual Fund and the Tax-Free Money Market Master Portfolio, any such company has policy of investing, under normal market conditions, at least 80% of its net assets in obligations that are exempt from federal income tax and are not subject to the federal alternative minimum tax. Such investment companies can be expected to charge management fees and other operating expenses that would be in addition to those charged to a Fund or the Master Portfolio; however, Wells Fargo Bank


PROSPECTUS                            A-4
has undertaken to waive its advisory fees with respect to that portion of the Funds' or the Master Portfolio's assets so invested, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition. Under
Section 12(d)(l), a Fund or the Master Portfolio, together with any company or companies controlled by the Fund or the Master Portfolio, is generally prohibited from owning more than 3% of the total outstanding voting stock of any such investment company, nor may a Fund or the Master Portfolio, together with any such company or companies, invest more than 5% of its assets in any one such investment company or invest more than 10% of its assets in securities of all such investment companies combined. Under Section 12, however, a Fund may invest substantially all of its assets in the Master Portfolio.

  Floating- and Variable-Rate Instruments


  Certain of the debt instruments that the Funds may purchase bear interest at rates that are not fixed, but vary for example, with changes in specified market rates or indices or at specified intervals. These instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The floating-and variable-rate instruments that the Funds and the Master Portfolio may purchase include certificates of participation in such obligations. With regard to the California Tax-Free Money Market Mutual Fund and the Master Portfolio, Wells Fargo Bank, as investment adviser to the Master Portfolio, may rely upon either an opinion of counsel to the issuer or bond counsel regarding the tax-exempt status of these certificates. The Funds and the Master Portfolio may invest in floating- and variable-rate obligations even if they carry stated maturities in excess of thirteen months, upon compliance with certain conditions of the SEC, in which case such obligations will be treated in accordance with these conditions as having maturities not exceeding thirteen months.



  Wells Fargo Bank, as investment adviser to the Funds and the Master Portfolio, monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Events affecting the ability of the issuer of a demand instrument to make payment when due may occur between the time a Fund or the Master Portfolio elects to demand payment and the time payment is due, thereby affecting such Fund's ability to obtain payment at par. The investment adviser, in accordance with the guidelines approved by the Boards of Directors or Trustees of the Company or the Master Trust, may treat those instruments that have a demand feature that is not exercisable within seven days as liquid, provided that an active secondary market exists.


  Repurchase Agreements


  The Funds and the Master Portfolio may enter into repurchase agreements wherein the seller of a security to a Fund or the Master Portfolio agrees to repurchase that security from such Fund or the Master Portfolio at a mutually agreed-upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Funds and the Master Portfolio may enter into


                                      A-5                             PROSPECTUS
repurchase agreements only with respect to U.S. Government obligations and other obligations that could otherwise be purchased by the participating Fund or the Master Portfolio. All repurchase agreements will be fully collateralized based on values that are marked to market daily. While the maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, the term of any repurchase agreement on behalf of a Fund or the Master Portfolio will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, the participating Fund or the Master Portfolio, as the case may be, may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the security by the participating Fund or the Master Portfolio may be delayed or limited. The Funds and the Master Portfolio enters into repurchase agreements only with registered broker/dealers, commercial banks and other financial institutions that meet guidelines established by the Boards of Directors of the Funds or Board of Trustees of the Master Trust and that are not affiliated with Wells Fargo Bank. Subject to exemptive relief granted by the SEC, the Funds and the Master Portfolio may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.


  Letters of Credit


  Certain of the debt obligations, certificates of participation, commercial paper and other short-term obligations which the Money Market Mutual Fund and California Tax-Free Money Market Mutual Fund are permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letter of credit-backed investments must, in the opinion of Wells Fargo Bank, be of investment quality comparable to other permitted investments of such Funds.


  Foreign Obligations


  Each Fund and the Master Portfolio may invest up to 25% of its assets in high-quality, short-term (thirteen months or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same uniform accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws and there is a possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect adversely investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.


PROSPECTUS                            A-6

  Taxable Investments


  Pending the investment of proceeds from the sale of interests of the Master Portfolio or proceeds from sales of portfolio securities or in anticipation of redemptions or to maintain a "defensive" posture when, in the opinion of Wells Fargo Bank, as investment adviser, it is advisable to do so because of market conditions, the Master Portfolio may elect to invest temporarily up to 20% of the current value of its net assets in cash reserves including the following taxable high-quality money market instruments: (i) U.S. Government obligations;
(ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "P-1" by Moody's or "A-1+" or "A-1" by S&P; (iv) certain repurchase agreements; and (v) high-quality municipal obligations, the income from which may or may not be exempt from federal income taxes.



  Moreover, the Master Portfolio may invest temporarily more than 20% of its total assets in such securities and in high-quality, short-term municipal obligations the interest on which is not exempt from federal income taxes to maintain a temporary defensive posture or in an effort to improve after-tax yield to the Master Portfolio's interestholders when, in the opinion of Wells Fargo Bank, as investment adviser, it is advisable to do so because of unusual market conditions.



  Illiquid Securities



  Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The National Tax-Free Money Market Mutual Fund, the California Tax-Free Bond Fund and the California Tax-Free Money Market Mutual Fund will not knowingly invest more than 10%, 15% and 15%, respectively, of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the Fund sells their shares. Repurchase agreements and time deposits that do not provide for payment to a Fund within seven days after notice, guaranteed investment contracts and some commercial paper issued in reliance upon the exemption in
Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act") (other than variable amount master demand notes with maturities of nine months or less), are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans may be subject to this limitation.



  If otherwise consistent with its investment objective and policies, certain Funds may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Company's Board of Directors, acting under guidelines approved and monitored by the Company's Board, that an adequate trading market exists for that security.


                                      A-7                             PROSPECTUS

INVESTMENT POLICIES


  Each Fund's investment objective, as set forth in the "How the Funds Work -- Investment Objectives and Policies" section, is fundamental. Accordingly, such investment objectives and policies may not be changed without approval by the vote of the holders of a majority of such Fund's outstanding voting securities, as described under "Capital Stock" in the SAI. In addition, any fundamental investment policy may not be changed without such shareholder approval. If the Company's Board of Directors determines, however, that a Fund's investment objective can best be achieved by a substantive change in a nonfundamental investment policy or strategy, the Company's Board may make such a change without shareholder approval and will disclose any such material changes in the then-current prospectus.



  As matters of fundamental policy, the Money Market Mutual Fund and California Tax-Free Money Market Mutual Fund may: (i) borrow from banks up to 10% of the current value of each of their net assets only for temporary purposes in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of each of their net assets (but investments may not be purchased by a Fund while any such outstanding borrowing in excess of 5% of its net assets exists); (ii) not make loans of portfolio securities or other assets, except that loans for purposes of this restriction will not include the purchase of fixed time deposits, repurchase agreements, commercial paper and other short-term obligations, and other types of debt instruments commonly sold in a public or private offering; and (iii) not invest more than 25% of their assets (i.e. , concentrate) in any particular industry, excluding, (a) investments in municipal securities by the California Tax-Free Money Market Mutual Fund (for the purpose of this restriction, private activity bonds shall not be deemed municipal securities if the payments of principal and interest on such bonds is the ultimate responsibility of nongovernmental users), (b) U.S. Government obligations, and (c) obligations of domestic banks (for purposes of this restriction, domestic bank obligations do not include obligations of foreign branches of U.S. banks and obligations of U.S. branches of foreign banks).



  As matters of nonfundamental policy: (i) the Money Market Mutual Fund may not purchase securities of any issuer (except for U.S. Government obligations, for certain temporary purposes and for certain guarantees and unconditional puts) if as a result more than 5% of the value of the Money Market Mutual Fund's total assets would be invested in the securities of such issuer or the Money Market Mutual Fund would own more than 10% of the outstanding voting securities of such issuer; (ii) the Money Market Mutual Fund may not invest more than 10% of the current value of its net assets in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale and fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days; and (iii) the California Tax-Free Money Market Mutual Fund may not invest more than 10% of the current value of its net assets in repurchase agreements having maturities of more than


PROSPECTUS                            A-8
seven days, illiquid securities and fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days. With respect to item (i), it may be possible that the Company would own more than 10% of the outstanding voting securities of an issuer.


  For purposes of complying with the Code, the California Tax-Free Money Market Mutual Fund will diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the California Tax-Free Money Market Mutual Fund's assets is represented by cash, U.S. Government obligations and other securities limited in respect of any one issuer to an amount not greater than 5% of the California Tax-Free Money Market Mutual Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or of two or more issuers which the taxpayer controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.



  In addition, at least 65% of the California Tax-Free Money Market Mutual Fund's total assets are invested (under normal market conditions) in municipal obligations that pay interest which is exempt from California personal income taxes. However, as a matter of general operating policy, the California Tax-Free Money Market Mutual Fund seeks to have substantially all of its assets invested in such municipal obligations.



  The investment objective of the Master Portfolio may not be changed without approval of the investors in the Master Portfolio. The classification of the National Tax-Free Money Market Mutual Fund and the Master Portfolio as "diversified" may not be changed, in the case of the Fund, without the approval of the Fund's shareholders or, in the case of the Master Portfolio, without the approval of the Fund and any other investors in the Master Portfolio.



  As matters of fundamental policy the National Tax-Free Money Market Mutual Fund and the Master Portfolio may: (i) borrow from banks up to 10% of the current value of each of their net assets only for temporary purposes in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of their respective net assets (but investments by the Master Portfolio may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists); (ii) not make loans, except that each of the Fund and the Master Portfolio may purchase or hold debt instruments, lend its portfolio securities and enter into repurchase agreement transactions in accordance with its investment policies; loans for purposes of this restriction will not include the Fund's purchase of interests in the Master Portfolio; (iii) not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's or Master Portfolio's investments in that industry would be 25% or more of the current value of the Fund's or Master Portfolio's total assets, provided that there is no limitation with respect to investments in (a) municipal securities (for the purposes of


                                      A-9                             PROSPECTUS
this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds and notes is the ultimate responsibility of non-governmental entities), (b) U.S. Government obligations, and (c) certain obligations of domestic banks; and (iv) not purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including government-sponsored enterprises) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Master Portfolio's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Master Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer.


  As matters of non-fundamental policy the National Tax-Free Money Market Mutual Fund and the Master Portfolio may each: (i) invest up to 10% of the current value of its net assets in securities that are illiquid by virtue of the absence of a readily available market or the existence of legal or contractual restrictions on resale and fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days; and (ii) invest up to 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days, and restricted securities (which include securities that must be registered under the Securities Act of 1933 before they may be offered to the public).


PROSPECTUS                            A-10

                       THIS PAGE INTENTIONALLY LEFT BLANK

SPONSOR, DISTRIBUTOR AND ADMINISTRATOR

Stephens Inc.
111 Center Street
Little Rock, Arkansas 72201

INVESTMENT ADVISER, TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN

Wells Fargo Bank, N.A.
P.O. Box 7066
San Francisco, California 94120-7066

LEGAL COUNSEL


Morrison & Foerster LLP

2000 Pennsylvania Avenue, N.W.
Washington, D.C. 20006

FOR MORE INFORMATION ABOUT THE FUNDS, SIMPLY CALL 1-800-222-8222, OR WRITE:

Stagecoach Funds, Inc.
c/o Stagecoach Shareholder Services
Wells Fargo Bank, N.A.
P.O. Box 7066
San Francisco, California 94120-7066


 STAGECOACH MONEY MARKET MUTUAL FUNDS:

--------------------------------------------------------------------------------


  - are NOT INSURED BY THE FDIC or U.S. Government
  - are NOT obligations or deposits of Wells Fargo Bank
    nor guaranteed by the Bank
  - involve investment risk, including possible loss of
    principal                                                       [FDIC LOGO]
  Money market mutual funds seek to maintain a stable net
   asset value of $1.00 per share; however, there can be no
   assurance that the Funds will meet this objective.



[RECYCLED PAPER LOGO]                                               SC-04-96-006

Printed on Recycled Paper

                             STAGECOACH FUNDS, INC.
                           Telephone: 1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION

                              DATED APRIL 1, 1996


                            MONEY MARKET MUTUAL FUND
                         CALIFORNIA TAX-FREE BOND FUND
                  CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND


             Stagecoach Funds, Inc. (the "Company") is an open-end investment company. This Statement of Additional Information ("SAI") contains information about three of the funds in the Stagecoach Family of Funds -- the MONEY MARKET MUTUAL FUND, the CALIFORNIA TAX-FREE BOND FUND (the "Bond Fund") and the CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND (each a "Fund" and collectively, the "Funds"; the Money Market Mutual Fund and California Tax-Free Money Market Mutual Fund are, collectively, the "Money Market Mutual Funds"). The Bond Fund offers two classes of shares -- Class A and Class B Shares. It formerly offered only Class A Shares which were not designated as a class. The Money Market Mutual Fund offers two classes of shares -- Class A and Class S Shares. It formerly offered only Class A Shares which were not designated as a class. This SAI relates to both Classes of the Bond Fund and the Money Market Mutual Fund and to the shares of the California Tax-Free Money Market Mutual Fund.
The investment objective of each Fund is described in its respective Prospectus under the section entitled "How the Funds Work -- Investment Objectives and Policies."


             This SAI is not a prospectus and should be read in conjunction with each Fund's current Prospectus. All terms used in this SAI that are defined in the Prospectus for each Fund will have the meanings assigned in that Fund's Prospectus. A copy of the Prospectus for each Fund may be obtained without charge by writing Stephens Inc., the Company's sponsor, administrator and distributor, at 111 Center Street, Little Rock, Arkansas 72201 or calling the Transfer Agent at the telephone number indicated above.

                             --------------------

                               TABLE OF CONTENTS

Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . .        3
Additional Permitted Investment Activities  . . . . . . . . . . . . .        5
Special Considerations Affecting
  California Municipal Obligations  . . . . . . . . . . . . . . . . .        8
Management  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        9
Distribution Plan . . . . . . . . . . . . . . . . . . . . . . . . . .       15
Calculation of Yield and Total Return . . . . . . . . . . . . . . . .       17
Determination of Net Asset Value  . . . . . . . . . . . . . . . . . .       22
Portfolio Transactions  . . . . . . . . . . . . . . . . . . . . . . .       23
Fund Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .       25
Federal Income Taxes  . . . . . . . . . . . . . . . . . . . . . . . .       25
Capital Stock . . . . . . . . . . . . . . . . . . . . . . . . . . . .       30
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       31
Independent Auditors  . . . . . . . . . . . . . . . . . . . . . . . .       32
Financial Information . . . . . . . . . . . . . . . . . . . . . . . .       32
SAI Appendix  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      A-1
Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . .      F-1

                            INVESTMENT RESTRICTIONS

             The Funds are subject to the following investment restrictions, all of which are fundamental policies.

             None of the Funds may:

             (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of such Fund's investments in that industry would be 25% or more of the current value of such Fund's total assets, provided that there is no limitation with respect to investments in (i) municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-governmental issuers), with respect to the California Tax-Free Bond Fund and the California Tax-Free Money Market Mutual Fund, (ii) obligations of the United States Government, its agencies or instrumentalities, and (iii) with respect to the Money Market Mutual Fund and the California Tax-Free Money Market Mutual Fund, the obligations of domestic banks (for the purpose of this restriction, domestic bank obligations do not include obligations of U.S. branches of foreign banks or obligations of foreign branches of U.S. banks);

             (2) purchase or sell real estate or real estate limited partnerships (other than municipal obligations with respect to the California Tax-Free Bond Fund and the California Tax-Free Money Market Mutual Fund, or other than money market securities with respect to the Money Market Mutual Fund, or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts (including futures contracts);

             (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions with regard to all the Funds and except for margin payments in connection with options, futures and options on futures with regard to the California Tax-Free Bond Fund and the California Tax-Free Money Market Mutual Fund) or make short sales of securities;

             (4) underwrite securities of other issuers, except to the extent that the purchase of municipal securities or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

             (5) make investments for the purpose of exercising control or management;

             (6) issue senior securities, except that a Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets

(but investments may not be purchased while any such outstanding borrowings exceed 5% of its net assets); or

             (7) write, purchase or sell puts, calls, options or any combination thereof, and the California Tax-Free Money Market Mutual Fund and Money Market Mutual Fund also may not write, purchase or sell warrants, except that all Funds may purchase securities with put rights in order to maintain liquidity.

             In addition, neither the California Tax-Free Money Market Mutual Fund nor the Money Market Mutual Fund may make loans of portfolio securities or other assets, except that loans for purposes of this restriction will not include the purchase of fixed time deposits, repurchase agreements, commercial paper and other short-term obligations, and other types of debt instruments commonly sold in public or private offerings.

             The Funds are subject to the following non-fundamental policies:

             (1) The Funds may not purchase or retain securities of any issuer if the officers or Directors of the Company or the investment adviser owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together owned beneficially more than 5% of such securities.

             (2) The Funds may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

             (3) The Money Market Mutual Fund may not purchase or sell real estate limited partnership interests.

             (4) The Funds may not purchase securities of issuers who, with their predecessors, have been in existence less than three years, unless the securities are fully guaranteed or insured by the U.S. Government, a state, commonwealth, possession, territory, the District of Columbia or by an entity in existence at least three years, or the securities are backed by the assets and revenues of any of the foregoing if, by reason thereof, the value of its aggregate investments in such securities will exceed 5% of its total assets.

             (5) The Funds may not purchase securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, and equity securities of issuers which are not readily marketable if by reason thereof the value of such Fund's aggregate investment in such classes of securities will exceed 5% of its total assets.

             (6) The California Tax-Free Bond Fund and the California Tax-Free Money Market Mutual Fund may not invest more than 10% of the current value of their net assets in repurchase agreements maturing in more than seven days or other illiquid securities (including restricted securities). The Money Market Mutual Fund may not invest more than 10% of the current value of its net assets in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale and fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days.

             In addition, the Funds may invest in shares of other open-end, management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, provided that any such purchases will be limited to temporary investments in shares of unaffiliated investment companies. However, the Fund's investment adviser will waive its advisory fees for that portion of the Fund's assets so invested, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition. In the case of the California Tax-Free Bond Fund and the California Tax-Free Money Market Mutual Fund these unaffiliated investment companies must have a fundamental investment policy of investing at least 80% of their net assets in obligations that are exempt from federal income taxes and are not subject to the federal alternative minimum tax.

             In addition, as provided in Rule 2a-7 under the 1940 Act, the Money Market Mutual Fund may only purchase "Eligible Securities" (as defined in Rule 2a-7) and only if, immediately after such purchase: the Money Market Mutual Fund would have no more than 5% of its total assets in "First Tier Securities" (as defined in Rule 2a-7) of any one issuer, excluding government securities and except as otherwise permitted for temporary purposes and for certain guarantees and unconditional puts; the Money Market Mutual Fund would own no more than 10% of the voting securities of any one issuer; the Money Market Mutual Fund would have no more than 5% of its total assets in "Second Tier Securities" (as defined in Rule 2a-7); and the Money Market Mutual Fund would have no more than the greater of $1 million or 1% of its total assets in Second Tier Securities of any one issuer.


                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

             Unrated Investments. The Funds may purchase instruments that are not rated if, in the opinion of Wells Fargo Bank, such obligations are of comparable quality to other rated investments that are permitted to be purchased by such Fund. The Money Market Mutual Funds may purchase unrated instruments only if they are purchased in accordance with the procedures of each Fund adopted by the Company's Board of Directors in accordance with Rule 2a-7 under the 1940 Act. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by the Fund, provided that, with respect to the California Tax-Free Money Market Mutual Fund and the Money Market Mutual Fund, when a security ceases to be rated, the Company's Board of Directors determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Board finds that the sale of such security would not be in such Funds' best interest. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus of the Fund and in this SAI. The ratings of Moody's and S&P are more fully described in the SAI Appendix.

             Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of each such Fund may be used for letter of credit-backed investments, provided that, in the case of the California Tax-Free Money Market Mutual Fund, the Company's Board approves or ratifies such investments.

             Pass-Through Obligations. Certain of the debt obligations which the California Tax-Free Bond Fund may purchase may be pass-through obligations that represent an ownership interest in a pool of mortgages and the resultant cash flow from those mortgages. Payments by homeowners on the loans in the pool flow through to certificate holders in amounts sufficient to repay principal and to pay interest at the pass-through rate. The stated maturities of pass-through obligations may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular pass-through obligation. Variations in the maturities of pass-through obligations will affect the yield of the Fund. Furthermore, as with any debt obligation, fluctuations in interest rates will inversely affect the market value of pass-through obligations. The Fund may invest in pass-through obligations that are supported by the full faith and credit of the U.S. Government (such as those issued by the Government National Mortgage Association) or those that are guaranteed by an agency or instrumentality of the U.S. Government (such as the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation) or bonds collateralized by any of the foregoing.

             When-Issued Securities. Certain of the securities in which the California Tax-Free Bond Fund and the California Tax-Free Money Market Mutual Fund may invest will be purchased on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. However, the California Tax-Free Money Market Mutual Fund has no present intention to invest in when-issued securities and the California Tax-Free Bond Fund does not intend to invest more than 5% of its net assets in such securities during the coming year. The Funds will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.

             Each Fund will establish a segregated account in which it will maintain cash, U.S. Government obligations, or other high-quality debt instruments in an amount at least equal in value to their respective commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

             Municipal Bonds. The California Tax-Free Bond Fund and the California Tax-Free Money Market Mutual Fund may invest in municipal bonds. As discussed in the Prospectus of each Fund, the two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other purposes for which municipal bonds may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. The California Tax-Free Bond Fund may not invest 25% or more of its assets in industrial development bonds. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

             Municipal Notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

             TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

             BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

             RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

             The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in a Fund's portfolio, will decline and (if purchased at par value) sell at a discount. If interests rates fall, the values of outstanding securities will generally increase and (if purchased at par value) sell at a premium. Changes in the value of municipal securities held in the Fund's portfolio arising from these or other factors will cause changes in the net asset value per share of the Fund.

             Investments in Warrants. Although it has no present intention to do so, the California Tax-Free Bond Fund may invest up to 5% of its net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities), and not more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The California Tax-Free Bond Fund may only purchase warrants on securities in which the Fund may invest directly.


                        SPECIAL CONSIDERATIONS AFFECTING
                        CALIFORNIA MUNICIPAL OBLIGATIONS

             Certain debt obligations held by the California Tax-Free Bond Fund and the California Tax-Free Money Market Mutual Fund may be obligations of issuers which rely in whole or in substantial part on California state revenues for the continuance of their operations and the payment of their obligations. The extent to which the California Legislature will continue to appropriate a portion of the state's general funds to counties, cities and their various entities, is not entirely certain. To the extent local entities do not receive money from the state to pay for their operations and services, their ability to pay debt service on obligations held by these Funds may be impaired.

             Certain of the municipal obligations in which the California Tax-Free Bond Fund and the California Tax-Free Money Market Mutual Fund may invest may be obligations of California issuers that rely in whole or in part, directly or indirectly, on ad valorem real property taxes as a source of revenue. The California Constitution limits the powers of municipalities to impose and collect ad valorem taxes on real property, which, in turn, restricts the ability of municipalities to service their debt obligations from such taxes.

             For example, Article XIIIA of the California Constitution, as amended, limits ad valorem real property taxes to 1% of the full cash value of the property, defined as the county tax assessor's valuation as of March 1, 1975, plus adjustments not to exceed 2% per year, adjustments upon purchase, change of ownership or new construction after that date, and certain other adjustments. Article XIIIB provides that state and local government appropriations from certain revenue sources each year may not exceed the "appropriations limit" related to such revenue sources set forth for the fiscal year 1978-79, with certain adjustments made for changes in the cost of living and population and certain limited exemptions. Because of the complex nature of Articles XIIIA and XIIIB, ambiguities and possible inconsistencies in their respective terms, the existence of litigation challenging these provisions and the impossibility of predicting future appropriations and changes in population and cost of living, it is not possible to determine the impact of Article XIIIA or Article XIIIB or any implementing or related legislation on the municipal obligations in the Fund or the ability of state or local government to pay the interest on, or repay the principal of, such municipal obligations.


             Certain debt obligations held by the California Tax-Free Bond Fund may be obligations payable solely from lease payments on real or personal property leased to the state, cities, counties or their various public entities. California law provides that a lessor may not be required to make payments during any period that it is denied use and occupancy of the property in proportion to such loss. Moreover, the lessor only agrees to appropriate funding for lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessor is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by the California Tax-Free Bond Fund would not be paid in a timely manner.

             Certain debt obligations held by the California Tax-Free Bond Fund may be obligations which are payable solely from the revenues of health care institutions. The method of reimbursement for indigent care, California's selective contracting with health care providers for such care and selective contracting by health insurers for care of its beneficiaries now in effect under California and federal law may adversely affect these revenues and, consequently, payment on those debt obligations.

             There can be no assurance that general economic difficulties or the financial circumstances of California or its towns and cities will not adversely affect the market value of California municipal securities or the ability of obligors to continue to make payments on such securities.

                                     * * *

             The taxable securities market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for municipal securities. The more limited marketability of municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.


                                   MANAGEMENT


      The following information supplements and should be read in conjunction with the corresponding sections in the Prospectus. The principal occupations during the past five years of the Directors and principal executive Officer of the Company are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by an asterisk.


                                               Principal Occupations
Name, Address and Age          Position        During Past 5 Years
Jack S. Euphrat, 73            Director        Private Investor.
415 Walsh Road
Atherton, CA 94027.

*R. Greg Feltus, 44            Director,       Senior Vice President
                               Chairman and    of Stephens; Manager
                               President       of Financial Services
                                               Group; President of
                                               Stephens
                                               Insurance Services
                                               Inc.; Senior Vice
                                               President of Stephens
                                               Sports Management
                                               Inc.; and President of
                                               Investor Brokerage
                                               Insurance Inc.

Thomas S. Goho, 53             Director        T.B. Rose Faculty
321 Beechcliff Court                           Fellow-Business,
Winston-Salem, NC  27104                       Wake Forest University
                                               Calloway School of
                                               Business and
                                               Accountancy; Associate
                                               Professor of Finance
                                               of the School of Business
                                               and Accounting at Wake
                                               Forest University since 1983.

*Zoe Ann Hines, 46             Director        Senior Vice President
                                               of Stephens and
                                               Director of Brokerage
                                               Accounting; and
                                               Secretary of Stephens
                                               Resource
                                               Management.

*W. Rodney Hughes, 69          Director        Private Investor.
31 Dellwood Court
San Rafael, CA 94901

Robert M. Joses, 77            Director        Private Investor.
47 Dowitcher Way
San Rafael, CA 94901

*J. Tucker Morse, 51           Director        Private Investor; Real Estate
10 Legrae Street                               Developer; Chairman
Charleston, SC 29401                           of Renaissance
                                               Properties Ltd.;
                                               President of Morse
                                               Investment
                                               Corporation; and Co-
                                               Managing Partner of
                                               Main Street Ventures.

Richard H. Blank, Jr., 39      Chief           Associate of
                               Operating       Financial Services
                               Officer,        Group of Stephens;
                               Secretary and   Director of Stephens
                               Treasurer       Sports Management
                                               Inc.; and Director of
                                               Capo Inc.




                               COMPENSATION TABLE
                  For the Fiscal Year Ended December 31, 1995



                                                          Total Compensation
                              Aggregate Compensation       from Registrant
Name and Position                 from Registrant          and Fund Complex
Jack S. Euphrat                         $10,188                     $39,750
      Director

*R. Greg Feltus                          0                             0
      Director

Thomas S. Goho                           10,188                      39,750
      Director

*Zoe Ann Hines                           0                          0
      Director

*W. Rodney Hughes                        9,438                      37,000
      Director

Robert M. Joses                          9,938                      39,000
      Director

*J. Tucker Morse                         8,313                      33,250
      Director



             Directors of the Company are compensated annually by the Company and by all the registrants in the fund complex for their services as indicated above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. Each of the Directors and Officers of the Company serves in the identical capacity as Officers and Directors of Overland Express Funds, Inc. and Stagecoach Inc., and as Trustees and/or Officers of Stagecoach Trust, Master Investment Portfolio, Life & Annuity Trust, Master Investment Trust and Managed Series Investment Trust, each of which is a registered open-end management investment company and each of which is considered to be in the same "fund complex," as such term is defined in Form N-1A under the 1940 Act, as the Company. The Directors are compensated by other Companies and Trusts within the fund complex for their services as Directors/Trustees to such Companies and Trusts. Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or any other member of the fund complex.


             As of the date of this SAI, Directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.

             Investment Adviser. The Funds are advised by Wells Fargo Bank pursuant to Advisory Contracts approved by the Board of Directors on October 22, 1991, and by the initial shareholder of each Fund on December 2, 1991. The Advisory Contract for each Fund provides that Wells Fargo Bank shall furnish to the Fund investment guidance and policy direction in connection with the daily portfolio management of the Fund. Pursuant to the Advisory Contracts, Wells Fargo Bank furnishes to the Company's Board of Directors periodic reports on the investment strategy and performance of each Fund.

             Wells Fargo Bank has agreed to provide to each Fund with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of each Fund's portfolio.

             Each Advisory Contract will continue in effect for more than two years provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Company's Board of Directors and (ii) by a majority of the

Directors of the Company who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Contracts may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.


             For the years ended December 31, 1993, 1994 and 1995, the Funds paid to Wells Fargo Bank the advisory fees indicated below and Wells Fargo Bank waived the indicated amounts:



                                        1993                       1994                             1995

                             FEES            FEES          FEES            FEES            FEES             FEES
FUND                         PAID            WAIVED        PAID            WAIVED          PAID             WAIVED
----------------------------------------------------------------------------------------------------------------------
California Tax-Free Bond     $2,157,487          -0-       $  368,134      $1,728,107      $ 1,542,893         -0-
California Tax-Free          $3,406,799      $458,784      $  304,857      $3,809,902      $ 4,867,523         -0-
   Money Market
   Mutual
Money Market Mutual          $1,285,690          -0-       $2,073,686      $2,008,946      $12,729,506         -0-



             Administrator and Distributor. The Company has retained Stephens as administrator and distributor on behalf of the Funds. Each Administration Agreement between Stephens and the Fund states that Stephens shall provide as administrative services, among other things: (i) general supervision of the operation of each Fund, including coordination of the services performed by the Fund's investment adviser, transfer agent, custodian, shareholder servicing agent(s), independent public accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Stephens also furnishes office space and certain facilities required for conducting the business of the Fund together with those ordinary clerical and bookkeeping services that are not being furnished by Wells Fargo Bank. Stephens also pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens.


             For the fiscal years ended December 31, 1993, 1994 and 1995, the Funds paid administrative fees to Stephens as follows:



FUND                                             1993                 1994                  1995
---------------------------------------------------------------------------------------------------
California Tax-Free Bond Fund                  $130,939              $126,570              $ 93,013
California Money Market Mutual Fund            $232,585              $247,666              $292,095
Money Market Mutual Fund                       $ 96,535              $306,209              $954,713

             The Advisory Contract and Administration Agreement for each Fund provide that if, in any fiscal year, the total expenses of the Fund incurred by, or allocated to, the Fund (excluding taxes, interest, brokerage commissions and other portfolio transaction expenses, expenditures that are capitalized in accordance with generally accepted accounting principles, extraordinary expenses and amounts accrued or paid under the Plan but including the fees provided for in the Advisory Contract and the Administration Agreement) exceed the most restrictive expense limitation applicable to the Fund imposed by the securities laws or regulations of the states in which the Fund's shares are registered for sale, Wells Fargo Bank and Stephens shall waive their fees proportionately under the Advisory Contract and the Administration Agreement, respectively, for each Fund for the fiscal year to the extent of the excess or reimburse the excess, but only to the extent of their respective fees. The Advisory Contract and the Administration Agreement for each Fund further provide that the respective Fund's total expenses shall be reviewed monthly so that, to the extent the annualized expenses for such month exceed the most restrictive applicable annual expense limitation, the monthly fees under the contract and the agreement shall be reduced as necessary. The most stringent applicable restriction limits these expenses for any fiscal year to 2.50% of the first $30 million of the Fund's average net assets, 2.00% of the next $70 million of average net assets, and 1.50% of the average net assets in excess of $100 million.


             Shareholder Servicing Agent. As discussed in each Fund's prospectus under the heading "Shareholder Servicing Agent," the Funds have entered into shareholder servicing agreements with Wells Fargo Bank. The dollar amount of shareholder servicing fees paid by each of the Funds to Wells Fargo Bank or its affiliates for the fiscal year ended December 31, 1995 was as follows:



                FUND                                                    1995
--------------------------------------------------------------------------------
California Tax-Free Bond Fund                                        $   59,642

California Tax-Free Money Market Mutual Fund                         $  522,756

Money Market Mutual Fund                                             $8,542,616



             Custodian and Transfer and Dividend Agent. Wells Fargo Bank has been retained to act as custodian and transfer and dividend disbursing agent for each Fund. The custodian, among other things, maintains a custody account or accounts in the name of each Fund; receives and delivers all assets for each Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as custodian, Wells Fargo Bank receives an asset-based fee and transaction charges from each Fund; and for its services as transfer and dividend disbursing agent, it receives a base fee and per-account fees from each Fund. For the year ended December 31, 1995, the Funds did not pay any custody fees or transfer or dividend disbursing agency fees to Wells Fargo Bank.

             Underwriting Commissions. For the fiscal years ended December 31, 1993 and 1994, the Company's distributor retained $26,215,173 and $5,415,227, respectively in underwriting commissions (front-end sales loads and CDSCs, if any) in connection with the purchase or redemption of each Fund's shares. For the fiscal years ended December 31, 1993 and 1994, Wells Fargo Securities Inc. ("WFSI"), an affiliated broker-dealer of the Company, and its registered representatives received $378,895 and $904,274, respectively, in underwriting commissions in connection with the purchase or redemption of each Fund's shares.



             For the year ended December 31, 1995, the aggregate amount of underwriting commissions on sales/redemptions of the Company's shares was $1,584,545. Stephens retained $1,251,311 of such commissions. WFSI and its registered representatives retained $333,234 of such commissions.



                               DISTRIBUTION PLAN



             Each of the Funds has adopted a distribution plan (a "Plan") under
Section 12(b) of the 1940 Act and Rule 12b-1 thereunder as described in each Fund's Prospectus. The Plans for the shares of the California Tax-Free Money Market Mutual Fund, the Class A Shares of the Money Market Mutual Fund and the Class A Shares of the California Tax-Free Bond Fund were adopted by the Company's Board of Directors, including a majority of the Directors who were not "interested persons" (as defined in the 1940 Act) of the respective Fund and who had no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plans (the "Qualified Directors") on October 22, 1991, and were approved by the initial shareholder of the respective Funds on December 2, 1991. The Plan for the Class B Shares of the Bond Fund was adopted by the Board of Directors, including a majority of Qualified Directors, on July 27, 1994.


             Under the Plans in effect for the shares of the California Tax-Free Money Market Mutual Fund, the Class A Shares of the Bond Fund and the Class A Shares of the Money Market Mutual Fund, each Fund may defray all or part of the cost of preparing and printing prospectuses and other promotional materials and of delivering prospectuses and those materials to prospective Fund shareholders by paying on an annual basis up to 0.05% of the respective Fund's average daily net assets or average daily net assets attributable to Class A Shares, as the case may be. The Plans for the California Tax-Free Money Market Mutual Fund and the Class A Shares of the Bond Fund and Money Market Mutual Fund provide only for reimbursement of actual expenses. Under the Plans for the Class B Shares of the Bond Fund and Class S Shares of the Money Market Mutual Fund the Funds may defray all or part of the cost of preparing and printing prospectuses and other promotional materials and of delivering prospectuses and those materials to prospective Fund shareholders by paying on an annual basis up to 0.70% of the average daily net assets of Class B Shares and up to 0.75% of the average daily net assets of the Class S Shares, respectively. The Class B Plan and Class S Plan provide for reimbursement of actual expenses and payment of compensation to the Distributor and Selling Agents for sales support services. In addition, each Plan contemplates that to the extent any fees payable pursuant to a Shareholder Servicing Agreement are deemed to be for distribution-related services, rather than shareholder services, such payments are approved and payable pursuant to such Plan.

             Each Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Directors of the Company and the Qualified Directors. Any Agreements related to the Plans also must be approved by the Majority vote of the Directors and the Qualified Directors. Such Agreements will terminate automatically if assigned, and may, in the case of the California Tax-Free Money Market Mutual Fund, be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the respective Fund. In the case of the Bond Fund and Money Market Mutual Fund, such agreements may be terminated at any time without penalty by a vote of a majority of the outstanding voting securities of the respective Class of such Fund affected by the Agreement. The Plans may not be amended to increase materially the amounts payable thereunder, in the case of the California Tax-Free Money Market Mutual Fund, without the approval of a majority of the outstanding voting securities of the respective Fund and in the case of the Bond Fund and Money Market Mutual Fund, without the approval of a majority of the outstanding securities of the respective Class of such Fund affected by the proposed increase. No material amendment to the Plans may be made except by the approval of a majority of both the Directors of the Company and the Qualified Directors.


             Each Plan requires that the Treasurer of the Company shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Directors who are not "interested persons" of the Company be made by such disinterested Directors.



             For the year ended December 31, 1995, the Funds' distributor received the following amounts of 12b-1 fees for the specified purposes set forth below under each Fund's Plan.



                                                 PRINTING &                          COMPENSATION TO
                                                   MAILING           MARKETING         UNDERWRITERS
         FUND                    TOTAL           PROSPECTUS          BROCHURES
----------------------------------------------------------------------------------------------------
California Tax-Free Bond
  Class A                       $  110,033        $ 24,390           $ 85,643          N/A
  Class B                       $   82,030        N/A                N/A               $   82,030

California Tax-Free
   Money Market Mutual
                                $  326,122        $132,394           $193,728          N/A

Money Market Mutual
  Class A                       $  332,859        $122,263           $210,596          -0-
  Class S                       $2,215,338        N/A                N/A               $2,215,338



             For the year ended December 31, 1995, WFSI and its registered representatives received no compensation under each Fund's Plans.

                     CALCULATION OF YIELD AND TOTAL RETURN

             As indicated in its Prospectus, the California Tax-Free Bond Fund may advertise, with respect to Class A and Class B Shares, certain total return information computed in the manner described in its Prospectus. As and to the extent required by the SEC, an average annual compound rate of return ("T") will be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment in a Class of shares ("P") over a period of years ("n") according to the following formula: P(1+T)n = ERV. In addition, as indicated in its Prospectus, the California Tax-Free Bond Fund, at times, also may calculate total return based on net asset value per share of Class A or Class B Shares (rather than the public offering price), in which case the figures would not reflect the effect of any sales charges that would have been paid by an investor, or based on the assumption that a sales charge other than the maximum sales charge (reflecting a Volume Discount) was assessed, provided that total return data derived pursuant to the calculation described above also are presented.


             The average annual total return of the Class A Shares of the Bond Fund from inception (January 1, 1992) to December 31, 1995, assuming a 4.50% sales charge, was 7.09%. The average annual total return for the same period, assuming no sales charge, was 8.33%. The average annual total return for the Class A Shares of the Bond Fund for the year ended December 31, 1995, assuming the maximum 4.50% sales charge, was 12.96%. The average annual total return of such shares for the same period, assuming no sales charge, was 18.24%. The average annual total return for the Class B Shares of the Bond Fund for the
year ended December 31, 1995, assuming the maximum CDSC, was 14.72%.   The
average annual total return for the Class B Shares of the Bond Fund for the year ended December 31, 1995, assuming no sales charge, was 17.72%.



             The California Tax-Free Bond Fund may advertise cumulative total return on its Class A and Class B Shares. Cumulative total return is computed on a per share basis and assumes the reinvestment of dividends and distributions. Cumulative total return of shares generally is expressed as a percentage rate which is calculated by combining the income and principal changes for a specified period and dividing by the net asset value per share at the beginning of the period. Advertisements may include the percentage rate of total return of shares or may include the value of a hypothetical investment in shares at the end of the period which assumes the application of the percentage rate of total return.



             The cumulative total return of the Class A Shares of the Bond Fund from inception (January 1, 1992) to December 31, 1995, assuming a 4.50% sales charge, was 31.53%. The cumulative total return on the Class A Shares for the same period, assuming no sales charge, was 37.71%.


             As indicated in its Prospectus, the California Tax-Free Bond Fund also may advertise certain yield information with respect to each Class of shares. As and to the extent required by the SEC, yield is calculated based on a 30-day (or one month) period, computed by dividing the net investment income per share of the respective Class of the Fund earned during the period by the maximum offering price per share of such Class on the last day of the period, according to the following formula: YIELD = 2[((a-b/cd)+1)6-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. The net investment income of the California Tax-Free Bond Fund includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in the California Tax-Free Bond Fund's net investment income. For purposes of sales literature, yield on each Class of shares of the Bond Fund also may be calculated on the basis of the net asset value per share rather than the public offering price, provided that the yield data derived pursuant to the calculation described above also are presented.


             The yield for the Class A Shares of the Bond Fund for the 30-day period ended December 31, 1995, assuming the maximum 4.50% sales charge, was 4.54%. The yield on such shares during the same period, assuming no sales charge, was 4.75%. The yield for the Class B Shares of the Bond Fund for the thirty-day period ended December 31, 1995, assuming no CDSC was 4.09%.



             The tax-equivalent yield for each Class of shares of the California Tax-Free Bond Fund is also computed by dividing that portion of the yield of the Fund which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.



             The tax-equivalent yield of the Class A Shares of the Bond Fund for the 30-day period ended December 31, 1995, assuming the maximum 4.50% sales charge, was 7.88% (based on a 42.40% assumed federal and state tax rate). The tax-equivalent yield for such shares during the same period, assuming no sales charge and the same tax rate, was 8.25%. The tax-equivalent yield for Class B shares during the same period, assuming no CDSC and the same tax rate, was 7.10%.



             Yield for the California Tax-Free Money Market Mutual Fund is calculated based on the net changes, exclusive of capital changes, over a seven-day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. Tax-equivalent yield for the California Tax-Free Money Market Mutual Fund is computed by dividing that portion of the yield of the Fund which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The California Tax-Free Money Market Mutual Fund's yield and tax-equivalent yield for the seven-day period ended December 31, 1995, were 3.81% and (based on a 42.40% assumed federal and state tax rate) 6.61%, respectively.

             Effective yield and effective tax-equivalent yield for the California Tax-Free Money Market Mutual Fund are calculated by determining the net change, or tax-equivalent assumed net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding one, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result. The California Tax-Free Money Market Mutual Fund's effective yield and effective tax-equivalent yield for the seven-day period ended December 31, 1995, were 3.88% and (based on a 42.40% assumed federal and state tax rate) 6.74% respectively.


             In addition, as indicated in its Prospectus, the Money Market Mutual Fund may advertise certain yield information with respect to each Class of shares. Current yield with respect to each Class of shares of the Money Market Mutual Fund will be calculated based on the net changes, exclusive of capital changes, over a seven-day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. The yield for the Class A Shares of the Money Market Mutual Fund for the seven-day period ended December 31, 1995 was 4.98%. The yield for the Class S Shares of the Money Market Mutual Fund for the seven-day period ended December 31, 1995 was 4.30%.


             The yield for the California Tax-Free Money Market Mutual Fund and each Class of the Bond Fund and Money Market Mutual Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields since it is based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Fund.

             Yield information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The yield of a Fund and the yield of a Class of shares in a Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

             In addition, investors should recognize that changes in the net asset value of shares of each Class of the California Tax-Free Bond Fund and Money Market Mutual Fund will affect the yield of each such Class for any specified period, and such changes should be considered together with the yield of each Class in ascertaining the total return to shareholders of each Class of shares for the period. Yield information for the Funds and each Class may be useful in reviewing the performance of the Funds and each Class and for providing a basis for comparison with investment alternatives. The yield of a Fund and the yield of each Class, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

             From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Company may quote the performance or price-earning ratio of a Fund or Class in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by World Gold Council), Bank Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of the California Tax-Free Money Market Mutual Fund or of each Class of the Bond Fund and Money Market Mutual Fund also may be compared to those of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The California Tax-Free Bond Fund's and the Money Market Mutual Funds' performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The California Tax-Free Money Market Mutual Fund's and the Money Market Mutual Fund's comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.


             Any such comparisons may be useful to investors who wish to compare past performance of the California Tax-Free Money Market Mutual Fund or of each Class of the Bond Fund and Money Market Mutual Fund with that of competitors. Of course, past performance cannot be a guarantee of future results. The Company also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.



                 The Company also may disclose in sales literature, information and statements the distribution rate on the shares of each class of the California Tax-Free Bond Fund. Distribution rate, which may be annualized, is the amount determined by dividing the dollar amount per share of each class of the most recent dividend by the most recent NAV or maximum offering price per share as of a date specified in the sales literature. Distribution rate will be accompanied by the standard 30-day yield as required by the SEC.

             The Company also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

             In addition, the Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

             The Company also may discuss in advertising and other types of literature that a Fund has been assigned a rating by a nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Company may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.


             From time to time, the Funds may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Stagecoach Funds, provides various services to its customers that are also shareholders of the Funds. These services may include access to Stagecoach Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Stagecoach Funds account statements." The Company may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Company's investment adviser. The Company may also disclose in advertising and other types of sales literature the assets and categories of assets under management by a fund's investment adviser or sub-adviser and the total amount of assets under management by Wells Fargo Investment Management Group. As of December 31, 1995, IMG had $30.1 billion in assets under management.


             The Company also may discuss in advertising and other types of literature the features, terms and conditions of Wells Fargo Bank accounts through which investments in the Money Market Mutual Funds may be made via a "sweep" arrangement, including, without limitation, the Managed Sweep Account, Money Market Checking Account, California Tax-Free Money Market Checking Account, Money Market Access Account and California Tax-Free Money Market Access Account (collectively, the "Sweep Accounts"). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Money Market Mutual Funds through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep Account, a description of any ATM or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.


                        DETERMINATION OF NET ASSET VALUE

             Net asset value per share for the California Tax-Free Money Market Mutual Fund and for each Class of the Bond Fund and Money Market Mutual Fund is determined by the Custodian on each Business Day, as described in the Prospectus for each Fund.

             The assets of the California Tax-Free Bond Fund, other than debt securities maturing in 60 days or less, are valued at latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. In all cases, bid prices will be furnished by a reputable independent pricing service approved by the Board of Directors. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of the California Tax-Free Bond Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Company's Directors and in accordance with procedures adopted by the Directors.

             As indicated under "Investing In The Funds -- Share Price" in the Prospectus of the California Tax-Free Money Market Mutual Fund and the Money Market Mutual Fund, each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule

2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the California Tax-Free Money Market Mutual Fund or the Money Market Mutual Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the California Tax-Free Money Market Mutual Fund's or the Money Market Mutual Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

             Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, a Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Directors to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to the Rule, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.


                             PORTFOLIO TRANSACTIONS

             The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors, Wells Fargo Bank is responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

             Purchase and sale orders of the securities held by the Funds may be combined with those of other accounts that Wells Fargo Bank manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When Wells Fargo Bank determines that a particular security should be bought or sold for a Fund and other accounts managed by Wells Fargo Bank, Wells Fargo Bank undertakes to allocate those transactions among the participants equitably.

             Purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.


             The Funds may purchase municipal obligations from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Directors.


             Wells Fargo Bank, as the investment adviser of each Fund, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for each Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising such Fund.


             Brokerage Commission. The Funds did not pay any brokerage commissions on portfolio transactions for the year ended December 31, 1995.



             Securities of Regular Broker/Dealers. As of December 31, 1995, neither the California Tax-Free Bond Fund and California Tax-Free Money Market Mutual Fund owned any securities of their respective "regular brokers or dealers" or their parents, as defined in the Act. As of December 31, 1995, the Money Market Mutual Fund owned securities of its "regular brokers or dealers", or their parents, as defined in the Act, as follows: $125,955,000 of Goldman Sachs & Co. debt securities.

             Portfolio Turnover. The portfolio turnover rate for the California Tax-Free Bond Fund generally is not expected to exceed 300%. The portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate. Because the portfolios of the California Tax-Free Money Market Mutual Fund and the Money Market Mutual Fund consist of securities with relatively short-term maturities, such Funds can expect to experience high portfolio turnovers. A high portfolio turnover rate should not adversely affect such Funds, however, because portfolio transactions ordinarily will be made directly with principals on a net basis and, consequently, the Funds usually will not incur brokerage expenses.


                                 FUND EXPENSES

             Except for the expenses borne by Wells Fargo Bank and Stephens, the Company bears all costs of its operations, including the compensation of its Directors who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to a Fund are charged against a Fund assets. General expenses of the Company are allocated among all of the funds of the Company, including a Fund, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Company's Board of Directors deems equitable.


                              FEDERAL INCOME TAXES

             The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes.


             Qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, (the "Code") requires, among other things, that (a) at least 90% of a Fund's annual gross income be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or options thereon; (b) a Fund derives less than 30% of its gross income from gains from the sale or other disposition of securities or options thereon held for less than three months; and (c) a Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. As a regulated investment company, each Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its stockholders at least 90% of its net investment income and tax-exempt income earned in each year.


             In addition, in order to qualify under the Code to pay exempt-interest dividends, the California Tax-Free Money Market Mutual Fund and California Tax-Free Bond Fund intend that at least 50% of the value of their respective total assets at the close of each quarter of a taxable year will consist of obligations the interest on which is exempt from federal income tax. The portion of total dividends paid by a Fund with respect to any taxable year that constitutes tax-exempt-interest dividends will be the same for all shareholders receiving dividends during such year. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority. However, see "California Tax Issues" below.



             Generally, dividends and distributions of capital gains are taxable to shareholders when they are received. However, dividends and distributions of capital gains declared payable as of a record date in October, November or December of any calendar year are deemed under the Code to have been received by the shareholders on December 31 of that calendar year if the dividend is actually paid in the following January. Such dividends will, accordingly, be taxable to the recipient shareholders in the year in which the record date falls. In addition, a 4% nondeductible excise tax will be imposed on each Fund (other than to the extent of the Fund's tax-exempt income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund will either distribute, or be deemed to distribute, all of its net investment income and net capital gains by the end of the calendar year and, thus, expects not to be subject to the excise tax.



             Income and dividends received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Because not more than 50% of the value of the total assets of any Fund is expected to consist of securities of foreign issuers, each Fund will not be eligible to elect to "pass through" foreign tax credits to shareholders. Gains or losses on sales of portfolio securities by each Fund will generally be long-term capital gains or losses if the securities sold have been held by it for more than one year, except in certain cases where the Fund acquires a put thereon. Gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the

Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. Other gains or losses on the sale of securities will be short-term capital gains or losses. To the extent that a Fund recognizes long-term capital gains, such gains will be distributed at least annually. Such distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares. Such distributions will be designated as a capital gains distributions in a written notice mailed by the Fund to the shareholders not later than 60 days after the close of the Fund's taxable year.


             If a shareholder receives such a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated and capital gain distribution. In addition, any loss realized by a shareholder upon the sale or redemption of Fund shares held less than six months is disallowed to the extent of any exempt-interest dividends received thereon by the shareholder. These rules shall not apply, however, to losses incurred under a periodic redemption plan.



             As of the printing of this SAI, the maximum individual marginal tax rate applicable to ordinary income is 39.60% (marginal rates may be higher for some individuals due to the phase-out of exemptions and elimination of deductions), the maximum individual rate applicable to net realized capital gains is 28.00%; and the maximum corporate tax rate applicable to ordinary income and net realized capital gains is 35.00%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of income tax of up to $100,000.


             If a shareholder exchanges or otherwise disposes of shares of a Fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the Fund, or of a different fund, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares.

             Also, any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent that substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


             If, in the opinion of the Fund, ownership of its shares has or may become concentrated to an extent that could cause the Fund to be deemed a personal holding company within the meaning of the Code, the Fund may require the redemption of shares or reject any order for the purchase of shares in an effort to prevent such concentration.

             Foreign Shareholders. Under the Code, distributions of net investment income by each Fund to a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

             Other Matters. Investors should be aware that the investments to be made by the California Tax-Free Bond Fund may involve sophisticated tax rules such as the original issue discount, marked to market and real estate mortgage investment conduit ("REMIC") rules that would result in income or gain recognition by the Fund without corresponding current cash receipts. Although the California Tax-Free Bond Fund will seek to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.


             It is expected that the net income of each of the Money Market Mutual Funds will be a positive amount at the time of each determination thereof. If, however, the net income of a Money Market Mutual Fund determined at any time is a negative amount (which could occur, for instance, upon nonpayment of interest and/or principal by an issuer of a security held by a Money Market Mutual Fund), a Money Market Mutual Fund would, pursuant to SEC rules, first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to each such account. If, and to the extent that, such negative amount exceeds such declared dividends at the end of the month, a Money Market Mutual Fund will reduce the number of its outstanding shares by treating each shareholder as having contributed to the capital of the Money Market Mutual Fund that number of full and fractional shares in the account of such shareholder which represents the shareholder's proportion of the amount of such excess. Each shareholder will be deemed to have agreed to such contribution in these circumstances by investing in a Money Market Mutual Fund.



             Although dividends will be declared daily with respect to each of the Funds based on the Fund's daily earnings, for federal income tax purposes, the Fund's earnings and profits will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as dividends. Thus, if during a taxable year the Fund's declared dividends (as declared daily throughout the year) exceed the Fund's net income (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a dividend. If during the year, the Fund had reduced the number of shares, as described above, due to such a shortfall, shareholders who had redeemed shares prior to such reduction could be deemed to have realized a capital gain to the extent of the reduction, while shareholders redeeming shares after the reduction could be deemed to have realized a capital loss to the extent of the reduction. It is expected that the Fund's net income, on an annual basis, will equal the dividends declared during the year.

Special Tax Considerations for the California Tax-Free Bond Fund and the California Tax-Free Money Market Mutual Fund.


             Federal -- The California Tax-Free Bond Fund and the California Tax-Free Money Market Mutual Fund do not expect to earn any significant investment company taxable income. If the Funds do earn any taxable income, such income, when distributed, will be taxable to shareholders. Not later than 60 days after the close of its taxable year, each Fund will notify its shareholders of the portion of the dividends paid with respect to such taxable year which constitutes interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by such Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.


             Shareholders who may be "substantial users" (or related persons of substantial users) with respect to municipal securities held by the Funds should consult their tax advisers to determine whether exempt-interest dividends and California exempt-interest dividends (as defined below) paid by the Funds with respect to such obligations retain their federal and California tax exclusions. In this connection, the rules regarding the possible unavailability of exempt dividend treatment to substantial users are similar for federal and California state tax purposes.


             Interest on indebtedness incurred or continued to purchase or carry shares of the Funds will not be deductible to the extent that the Funds' distributions are exempt from federal and California income tax.


             California Tax Issues -- The Funds expect to be exempt from tax in California on the same basis as under Subchapter M of the Code as described above. Moreover, if at the close of each quarter of the respective Fund's taxable year, at least 50% of the value of its total assets consists of obligations the interest on which, if such obligations were held by an individual, would be exempt from California personal income tax (under either the laws of California or of the United States), the Fund will be entitled to pay dividends to its shareholders which will be exempt from California personal income tax (hereinafter referred to as "California exempt-interest dividends"). Under normal market conditions, the Funds will invest primarily in municipal securities of the State of California, its cities, municipalities and other political authorities. The Funds intend to qualify under the above requirements so that they can pay California exempt-interest dividends.

             Not later than 60 days after the close of its taxable year, each Fund will notify its shareholders of the portion of the dividends paid which constitutes California exempt-interest dividends with respect to such taxable year. The total amount of California exempt-interest dividends paid by each Fund to all of its shareholders with respect to any taxable year cannot exceed the amount of interest received by the Fund during such year on California municipal securities and other obligations the interest on which is tax exempt, less any expenses or expenditures (including any expenditures attributable to the acquisition of securities of other investment companies). Dividends paid by each Fund in excess of this limitation will be treated as ordinary dividends subject to California personal income tax at ordinary rates.

             Long-term and/or short-term capital gain distributions will not constitute California exempt-interest dividends and will be taxed as capital gains and ordinary income dividends, respectively. Moreover, interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund is not deductible for California personal income tax purposes to the extent the shareholder receives California exempt-interest dividends during his or her taxable year. Exempt-interest dividends will be tax exempt for purposes of the California personal income tax. For corporate shareholders, dividends will be subject to the corporate franchise taxes in California.

             Other Matters. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of dividends from such Fund. Such dividends would be ultimately taxable to the beneficiaries when distributed to them.


                                 CAPITAL STOCK

             The Company, an open-end, management investment company, was incorporated in Maryland on September 9, 1991. The authorized capital stock of the Company consists of 10,000,000,000 shares having a par value of $.001 per share. As of the date of this SAI, the Company's Board of Directors has authorized the issuance of twelve series of shares, each representing an interest in one portfolio -- the Asset Allocation Fund, the California Tax-Free Bond Fund, the California Tax-Free Income Fund, the California Tax-Free Money Market Mutual Fund, the Corporate Stock Fund, the Diversified Income Fund, the Ginnie Mae Fund, the Growth and Income Fund, the Money Market Mutual Fund, the Short-Intermediate U.S. Government Income Fund, the U.S. Government Allocation Fund and the Variable Rate Government Fund -- and the Board of Directors may, in the future, authorize the issuance of other series of capital stock representing shares of additional investment portfolios or funds.

             The Bond Fund and the Money Market Mutual Fund are comprised of two Classes of shares, Class A Shares and Class B Shares, and Class A Shares and Class S Shares, respectively. With respect to matters affecting one Class, but not another, shareholders of each of the Bond Fund and Money Market Mutual Fund vote as a Class. For example, approval of a distribution plan is voted on only by members of the Class affected by the plan. Subject to the foregoing, all shares of a Fund have equal voting rights. In situations where voting by series is required by law or where the matter involved only affects one series, shares of each Fund will be voted by series. For example, a change in a Fund's fundamental investment policy would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract is a matter to be determined separately by Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios. As used in the Prospectus of the Bond Fund and Money Market Mutual Fund, and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Class of shares of each of the Funds means the vote of the lesser of (i) 67% of the shares of the respective Class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such Class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such Class of the Fund. As used in the Prospectus of each Fund and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (i) 67% of the shares of a Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of a Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of
(i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

             The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect Directors under the 1940 Act. However, the Company has undertaken to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Director or Directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

             Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.


             Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.



             As of February 29, 1996, no shareholders were known by the Company to own 5% or more of the outstanding Class A Shares or Class B Shares of the Funds.



                                     OTHER

             The Registration Statement, including the Prospectus of each Fund, the SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus or the SAI of each Fund as to the contents of any contract or other document are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                              INDEPENDENT AUDITORS

             KPMG Peat Marwick LLP has been selected as the independent auditor for the Company. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG Peat Marwick LLP's address is Three Embarcadero Center, San Francisco, California 94111.


                             FINANCIAL INFORMATION


             The portfolio of investments, audited financial statements, and independent auditors' report for the California Tax-Free Money Market Mutual Fund and Money Market Mutual Fund, contained in the Company's Annual Report for the year ended December 31, 1995, as filed with the SEC on March 8, 1996, are hereby incorporated by reference into this SAI. The portfolio of investments, audited financial statements and independent auditors' report for the year ended December 31, 1995, for the California Tax-Free Bond Fund are hereby incorporated by reference to Post-Effective Amendment No. 21 to the Company's Registration Statement, as filed with the SEC on February 29, 1996. The portfolio of investments, audited financial statements and independent auditors' report for the Funds are attached to all SAIs delivered to shareholders or prospective shareholders.

                                  SAI APPENDIX


             The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.



Corporate and Municipal Bonds

             Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

             S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.


Municipal Notes

             Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins of protections "ample although not as large as in the preceding group." Notes rated "MIG 3" or

"VMIG 3" are of "favorable quality," with all security elements accounted for, but lacking the strength of the preceding grades.

             S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Corporate and Municipal Commercial Paper

             Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime- 2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

             S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

Corporate Notes

             S&P: The two highest ratings for corporate notes are "SP-1" and "SP-2." The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

                             STAGECOACH FUNDS, INC.

                    SEC REGISTRATION NOS. 33-42927; 811-6419

                                     PART C

                               OTHER INFORMATION


Item 24.     Financial Statements and Exhibits

       (a)   Financial Statements:


             The portfolio of investments, audited financial statements and, independent auditors' report for the year ended December 31, 1995 for the Money Market Mutual Fund and California Tax-Free Money Market Mutual Fund are hereby incorporated by reference to the Company's Annual Report, as filed with the SEC on March 8, 1996. The portfolio of investments, audited financial statements and independent auditors' report for the year ended December 31, 1995, for the California Tax-Free Bond Fund are hereby incorporated by reference to Post-Effective Amendment No. 21 to the Company's Registration Statement, as filed with the SEC on February 29, 1996.



       (b)   Exhibits:

      Exhibit
      Number                             Description
      ------                             -----------

       1                  -  Amended and Restated Articles of Incorporation
                             dated November 22, 1995, incorporated by reference to Post-Effective Amendment No. 17 to the
                             Registration Statement, filed November 29, 1995.

       2                  -  By-Laws, incorporated by reference to the Initial
                             Registration Statement, filed September 30, 1991.

       3                  -  Not Applicable

       4                  -  Not Applicable

       5(a)(i)(A)         -  Advisory Contract with Wells Fargo Bank, N.A. on
                             behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.


           (i)(B)         -  Sub-Advisory Contract with BZW Barclays Global
                             Fund Advisors on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, filed February 29, 1996.

           (ii)(A)        -  Advisory Contract with Wells Fargo Bank, N.A. on
                             behalf of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

           (ii)(B)        -  Sub-Advisory Contract with BZW Barclays Global
                             Fund Advisors on behalf of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, filed February 29, 1996.

           (iii)          -  Advisory Contract with Wells Fargo Bank, N.A. on
                             behalf of the California Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

           (iv)           -  Advisory Contract with Wells Fargo Bank, N.A. on
                             behalf of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

           (v)            -  Advisory Contract with Wells Fargo Bank, N.A. on
                             behalf of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

           (vi)           -  Advisory Contract with Wells Fargo Bank, N.A. on
                             behalf of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

           (vii)(A)       -  Advisory Contract with Wells Fargo Bank, N.A. on
                             behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.


           (vii)(B)       -  Sub-Advisory Contract with BZW Barclays Global
                             Fund Advisors on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, filed February 29, 1996.


           (viii)         -  Advisory Contract with Wells Fargo Bank, N.A. on
                             behalf of the Money Market Mutual Fund,
                             incorporated by reference to Post-Effective
                             Amendment No. 3 to the Registration Statement, filed May 1, 1992.

           (ix)           -  Advisory Contract with Wells Fargo Bank, N.A. on
                             behalf of the California Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, filed September 10, 1992.

           (x)            -  Advisory Contract with Wells Fargo Bank, N.A. on
                             behalf of the Diversified Income Fund,
                             incorporated by reference to Post-Effective
                             Amendment No. 17 to the Registration Statement, filed November 29, 1995.

       5(b)(i)            -  Administration Agreement with Stephens Inc. on
                             behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        (b)(ii)           -  Administration Agreement with Stephens Inc. on
                             behalf of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        (b)(iii)          -  Administration Agreement with Stephens Inc. on
                             behalf of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        (b)(iv)           -  Administration Agreement with Stephens Inc. on
                             behalf of the California Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        (b)(v)            -  Administration Agreement with Stephens Inc. on
                             behalf of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        (b)(vi)           -  Administration Agreement with Stephens Inc. on
                             behalf of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        (b)(vii)          -  Administration Agreement with Stephens Inc. on
                             behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        (b)(viii)         -  Administration Agreement with Stephens Inc. on
                             behalf of the Money Market Mutual Fund,
                             incorporated by reference to Post-Effective
                             Amendment No. 3 to the Registration Statement, filed May 1, 1992.

        (b)(ix)           -  Form of Administration Agreement with Stephens
                             Inc. on behalf of the California Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, filed September 10, 1992.

        (b)(x)            -  Form of Administration Agreement with Stephens
                             Inc. on behalf of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, filed September 10, 1992.

        (b)(xi)           -  Administration Agreement with Stephens Inc. on
                             behalf of the Short-Intermediate U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed February 10, 1994.

        (b)(xii)          -  Administration Agreement with Stephens Inc. on
                             behalf of the National Tax-Free Money Market
                             Mutual Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 18, 1995.

        (b)(xiii)         -  Administration Agreement with Stephens Inc. on
                             behalf of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 18, 1995.

       6(a)               -  Amended Distribution Agreement with Stephens Inc.,
                             incorporated by reference to Post-Effective
                             Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(i)            -  Selling Agreement with Marketing One Securities,
                             Inc. on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        (b)(ii)           -  Selling Agreement with Wells Fargo Bank, N.A. on
                             behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

       7                  -  Not Applicable

       8(a)               -  Custody Agreement with Wells Fargo Institutional
                             Trust Company, N.A. on behalf of the Asset
                             Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                             Statement, filed April 17, 1992.

        (b)               -  Custody Agreement with Wells Fargo Institutional
                             Trust Company, N.A. on behalf of the U.S.
                             Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        (c)               -  Custody Agreement with Wells Fargo Institutional
                             Trust Company, N.A. on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        (d)               -  Custody Agreement with Wells Fargo Bank, N.A. on
                             behalf of the California Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        (e)               -  Custody Agreement with Wells Fargo Bank, N.A. on
                             behalf of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        (f)               -  Custody Agreement with Wells Fargo Bank, N.A. on
                             behalf of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        (g)               -  Custody Agreement with Wells Fargo Bank, N.A. on
                             behalf of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        (h)               -  Custody Agreement with Wells Fargo Bank, N.A. on
                             behalf of the Money Market Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed May 1, 1992.

        (i)               -  Custody Agreement with Wells Fargo Bank, N.A. on
                             behalf of the California Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

        (j)               -  Custody Agreement with Wells Fargo Bank, N.A. on
                             behalf of the Diversified Income Fund,
                             incorporated by reference to Post-Effective
                             Amendment No. 17 to the Registration Statement, filed November 29, 1995.

        (k)               -  Custody Agreement with Wells Fargo Bank, N.A. on
                             behalf of the Short-Intermediate U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed February 10, 1994.

        (l)               -  Form of Custody Agreement with Wells Fargo Bank,
                             N.A. on behalf of the National Tax-Free Money Market Mutual Fund, incorporated by reference to

                             Post-Effective Amendment No. 17 to the
                             Registration Statement, filed November 29, 1995.

        (m)               -  Form of Custody Agreement with Wells Fargo Bank,
                             N.A. on behalf of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 18, 1995.

       9(a)(i)            -  Agency Agreement with Wells Fargo Bank, N.A. on
                             behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                             Statement, filed April 17, 1992.

       9(a)(ii)           -  Form of Agency Agreement with Wells Fargo Bank,
                             N.A. on behalf of the National Tax-Free Money
                             Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 17 to the
                             Registration Statement, filed November 29, 1995.

       9(a)(iii)          -  Form of Agency Agreement with Wells Fargo Bank,
                             N.A. on behalf of the Aggressive Growth Fund, incorporated by reference to Post-Effective
                             Amendment No. 19 to the Registration Statement, filed December 18, 1995.

       9(b)(i)            -  Shareholder Servicing Agreement with Wells Fargo
                             Bank, N.A. on behalf of the California Tax-Free
                             Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        (b)(ii)           -  Shareholder Servicing Agreement with Wells Fargo
                             Bank, N.A. on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        (b)(iii)          -  Shareholder Servicing Agreement with Wells Fargo
                             Bank, N.A. on behalf of the Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed May 1, 1992.

        (b)(iv)           -  Shareholder Servicing Agreement with Wells Fargo
                             Bank, N.A. on behalf of the California Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

        (b)(v)            -  Shareholder Servicing Agreement with Wells Fargo
                             Bank, N.A. on behalf of the Short-Intermediate U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed February 10, 1994.

        (b)(vi)           -  Form of Shareholder Servicing Agreement with Wells
                             Fargo Bank, N.A. on behalf of the National
                             Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

        (b)(vii)          -  Shareholder Servicing Agreement with Wells Fargo
                             Bank, N.A. on behalf of the Class B Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(viii)         -  Shareholder Servicing Agreement with Wells Fargo
                             Bank, N.A. on behalf of the Class B Shares of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(ix)           -  Shareholder Servicing Agreement with Wells Fargo
                             Bank, N.A. on behalf of the Class B Shares of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(x)            -  Shareholder Servicing Agreement with Wells Fargo
                             Bank, N.A. on behalf of the Class B Shares of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.


        (b)(xi)           -  Shareholder Servicing Agreement with Wells Fargo
                             Bank, N.A. on behalf of the Class B Shares of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(xii)          -  Shareholder Servicing Agreement with Wells Fargo
                             Bank, N.A. on behalf of the Class B Shares of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(xiii)         -  Form of Shareholder Servicing Agreement with Wells
                             Fargo Bank, N.A. on behalf of the Class B Shares of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 18, 1995.

        (b)(xiv)          -  Amended Shareholder Servicing Agreement with Wells
                             Fargo Bank, N.A. on behalf of the Class A Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(xv)           -  Amended Shareholder Servicing Agreement with Wells
                             Fargo Bank, N.A. on behalf of the Class A Shares of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(xvi)          -  Amended Shareholder Servicing Agreement with Wells
                             Fargo Bank, N.A. on behalf of the Class A Shares of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(xvii)         -  Amended Shareholder Servicing Agreement with Wells
                             Fargo Bank, N.A. on behalf of the Class A Shares of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(xviii)        -  Amended Shareholder Servicing Agreement with Wells
                             Fargo Bank, N.A. on behalf of the Class A Shares of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(xix)          -  Amended Shareholder Servicing Agreement with Wells
                             Fargo Bank, N.A. on behalf of the Class A Shares of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(xx)           -  Form of Shareholder Servicing Agreement with Wells
                             Fargo Bank, N.A. on behalf of the Class A Shares of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 18, 1995.

        (c)               -  Cross Indemnification Agreement, incorporated by
                             reference to Post-Effective Amendment No. 11 to the Registration Statement of Stagecoach Inc., filed July 27, 1994.

        (d)(i)            -  Servicing Plan on behalf of the National Tax-Free
                             Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

        (d)(ii)           -  Servicing Plan on behalf of the Class B Shares of
                             the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (d)(iii)          -  Servicing Plan on behalf of the Class B Shares of
                             the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (d)(iv)           -  Servicing Plan on behalf of the Class B Shares of
                             the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (d)(v)            -  Servicing Plan on behalf of the Class B Shares of
                             the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (d)(vi)           -  Servicing Plan on behalf of the Class B Shares of
                             the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (d)(vii)          -  Servicing Plan on behalf of the Class B Shares of
                             the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (d)(viii)         -  Servicing Plan on behalf of the Class B Shares of
                             the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 18, 1995.

        (d)(ix)           -  Servicing Plan on behalf of the Class A Shares of
                             the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 18, 1995.

      10                  -  Opinion and Consent of Counsel, filed herewith.


      11                  -  Consent of Independent Auditors -- KPMG Peat
                             Marwick LLP, filed herewith.


      12                  -  Not Applicable

      13                  -  Investment letter, incorporated by reference to
                             Item 24(b) of Pre-Effective Amendment No. 1 to the
                             Registration Statement, filed November 29, 1991.

      14                  -  Not Applicable

      15(a)(i)            -  Distribution Plan on behalf of the California
                             Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        (a)(ii)           -  Distribution Plan on behalf of the Corporate Stock
                             Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        (a)(iii)          -  Distribution Plan on behalf of the Money Market
                             Mutual Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed May 1, 1992.

        (a)(iv)           -  Distribution Plan on behalf of the California
                             Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, filed September 10, 1992.

        (a)(v)            -  Distribution Plan on behalf of the
                             Short-Intermediate U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed February 10, 1994.

        (a)(vi)           -  Distribution Plan on behalf of the National
                             Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

        (b)(i)            -  Distribution Plan on behalf of the Class B Shares
                             of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(ii)           -  Distribution Plan on behalf of the Class B Shares
                             of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(iii)          -  Distribution Plan on behalf of the Class B Shares
                             of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(iv)           -  Distribution Plan on behalf of the Class B Shares
                             of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(v)            -  Distribution Plan on behalf of the Class B Shares
                             of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(vi)           -  Distribution Plan on behalf of the Class B Shares
                             of the U.S. Government Allocation Fund,
                             incorporated by reference to Post-Effective
                             Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(vii)          -  Distribution Plan on behalf of the Class B Shares
                             of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 18, 1995.

        (c)(i)            -  Amended Distribution Plan on behalf of the Class A
                             Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (c)(ii)           -  Amended Distribution Plan on behalf of the Class A
                             Shares of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (c)(iii)          -  Amended Distribution Plan on behalf of the Class A
                             Shares of the Diversified Income Fund,
                             incorporated by reference to Post-Effective
                             Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (c)(iv)           -  Amended Distribution Plan on behalf of the Class A
                             Shares of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (c)(v)            -  Amended Distribution Plan on behalf of the Class A
                             Shares of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (c)(vi)           -  Amended Distribution Plan on behalf of the Class A
                             Shares of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (c)(vii)          -  Distribution Plan on behalf of the Class A Shares
                             of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 18, 1995.

      16(a)               -  Schedules for Computation of Performance Data,
                             incorporated by reference to Post-Effective
                             Amendment No. 2, filed April 17, 1992.

      16(b)               -  Schedules for Computation of Performance Data,
                             incorporated by reference to Post-Effective
                             Amendment No. 15, filed May 1, 1995.

      17                  -  Powers of Attorney, incorporated by reference to
                             Initial Registration Statement, filed September
                             30, 1991.

      18(a)               -  Rule 18f-3 Multi-Class Plan, incorporated by
                             reference to Post-Effective Amendment No. 14 to the Registration Statement, filed April 14, 1995.

      18(b)               -  Amended Rule 18f-3 Multi-Class Plan, incorporated
                             by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 18,
                             1995.


      27(1)               -  Financial Data Schedule for the California
                             Tax-Free Money Market Mutual Fund, incorporated by reference to the Form N-SAR, filed on February 29, 1996.




      27(2)               -  Financial Data Schedule for the Class A Shares of
                             the Money Market Mutual Fund, incorporated by reference to the Form N-SAR, filed on February 29, 1996.

Item 25.      Persons Controlled by or under Common Control with Registrant

              No person is controlled by or under common control with Registrant.


Item 26.      Number of Holders of Securities


              As of February 29, 1996, the number of record holders of each class of Securities of the Registrant was as follows:



            Title of Class                          Number of Record Holders
            --------------                          ------------------------

                                                     Class A*       Class B
                                                     -------        -------
Aggressive Growth Fund                                  1              1

Asset Allocation Fund                                 69,567        2,005

California Tax-Free Bond Fund                         9,384           765

California Tax-Free Income Fund                       2,858           N/A

California Tax-Free Money Market Mutual Fund          30,350          N/A

Corporate Stock Fund                                  28,957          N/A

Diversified Income Fund                               10,673          368

Ginnie Mae Fund                                       13,715          468

Growth and Income Fund                                22,506          537

Money Market Mutual Fund                             147,972         4,542**

National Tax-Free Money Market                          1             N/A
          Mutual Fund

Short-Intermediate U.S. Government                     5,124          N/A
          Income Fund

U.S. Government Allocation Fund                       14,705          178



* For purposes of this chart, shares of single class Funds are included under the designation "Class A"
** Designates the number of Class S Shares outstanding.

Item 27.      Indemnification

              The following paragraphs of Article VIII of the Registrant's Articles of Incorporation provide:

              (h) The Corporation shall indemnify (1) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of Incorporation of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any Director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the 1940 Act.

              (i) To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no Director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any Director or officer of the Corporation against any liability to which such Director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this
      Article VIII shall adversely affect any right or protection of a Director or officer that exists at the time of such amendment, modification or repeal.


Item 28.      Business and Other Connections of Investment Adviser.

              Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, currently serves as investment adviser to several of the Registrant's investment portfolios and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

              To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo Bank also serve as directors of Wells Fargo & Company.

Name and Position      Principal Business(es) and Address(es)
at Wells Fargo Bank    During at Least the Last Two Fiscal Years
-------------------    ------------------------------------------
H. Jesse Arnelle       Senior Partner of Arnelle & Hastie
Director               455 Market Street
                       San Francisco, CA 94105

                       Director of FPL Group, Inc.
                       700 Universe Blvd.
                       P.O. Box 14000
                       North Palm Beach, FL 33408

William R. Breuner     General Partner in Breuner Associates, Breuner Properties and
Director               Breuner-Pavarnick Real Estate Developers.  Retired Chairman of
                       the Board of Directors of John Breuner Co.
                       2300 Clayton Road, Suite 1570
                       Concord, CA 94520


                       Vice Chairman of the California State Railroad
                       Museum Foundation.
                       111  I  Street
                       Old Sacramento, CA 95814

William S. Davila      President and Director of The Vons Companies, Inc.
Director               618 Michillinda Avenue
                       Arcadia, CA  91007

                       Officer of Western Association of Food Chains
                       825 Colorado Blvd. #203
                       Los Angeles, CA 90041


Rayburn S. Dezember    Director of CalMat Co.
Director               3200 San Fernando Road
                       Los Angeles, CA  90065

                       Director of Tejon Ranch Co.
                       P.O. Box 1000
                       Lebec, CA  93243


                       Director of Turner Casting Corp.
                       P.O. Box 1099
                       Cudahy, CA 90201

                       Director of The Bakersfield Californian
                       P.O. Box 440
                       1707  I  Street
                       Bakersfield, CA 93302


                       Director of Kern County Economic Development Corp.
                       P.O. Box 1229
                       2700 M Street, Suite 225
                       Bakersfield, CA 93301

                       Chairman of the Board of Trustees of Whittier College
                       13406 East Philadelphia Avenue
                       P.O. Box 634
                       Whittier, CA 90608

Paul Hazen             Chairman of the Board of Directors of
Chairman of the        Wells Fargo & Company
Board of Directors     420 Montgomery Street
                       San Francisco, CA  94105

                       Director of Pacific Telesis Group
                       130 Kearny Street
                       San Francisco, CA  94108

                       Director of Phelps Dodge Corp.
                       2600 North Central Avenue
                       Phoenix, AZ 85004

                       Director of Safeway Inc.
                       Fourth and Jackson Streets
                       Oakland, CA  94660

Robert K. Jaedicke     Accounting Professor and Dean Emeritus of
Director               Graduate School of Business, Stanford University
                       MBA Admissions Office
                       Stanford, CA  94305

                       Director of Homestake Mining Co.
                       650 California Street
                       San Francisco, CA 94108

                       Director of California Water Service Company
                       1720 North First Street
                       San Jose, CA 95112

                       Director of Boise Cascade Corp.
                       1111 West Jefferson Street
                       P.O. Box 50
                       Boise, ID  83728

                       Director of Enron Corp.
                       1400 Smith Street
                       Houston, TX  77002

                       Director of GenCorp, Inc.
                       175 Ghent Road
                       Fairlawn, OH  44333

Paul A. Miller         Chairman of Executive Committee and Director of
Director               Pacific Enterprises
                       633 West Fifth Street
                       Los Angeles, CA  90071

                       Trustee of Mutual Life Insurance Company of New York
                       1740 Broadway
                       New York, NY  10019

                       Director of Newhall Management Corporation
                       23823 Valencia Blvd.
                       Valencia, CA 91355

                       Trustee of University of Southern California
                       University Park  TGF 200
                       665 Exposition Blvd.
                       Los Angeles, CA 90089


Ellen M. Newman        President of Ellen Newman Associates
Director               323 Geary Street,  Suite 507
                       San Francisco, CA 94102

                       Chair of Board of Trustees of
                       University of California at San Francisco Foundation
                       250 Executive Park Blvd., Suite 2000
                       San Francisco, CA  94143

                       Director of American Conservatory Theater
                       30 Grant Avenue
                       San Francisco, CA 94108

                       Director of California Chamber of Commerce
                       1201 K Street, 12th Floor
                       Sacramento, CA 95814

Philip J. Quigley      Chairman, Chief Executive Officer and
Director               Director of Pacific Telesis Group
                       130 Kearney Street, Rm. 3700
                       San Francisco, CA 94108

                       Director of Varian Associates
                       3050 Hansen Way
                       P.O. Box 10800
                       Palo Alto, CA 94303

Carl E. Reichardt      Chairman and Chief Executive Officer of the
Director               Board of Directors of Wells Fargo & Company
                       420 Montgomery Street
                       San Francisco, CA 94105

                       Director of Ford Motor Company
                       The American Road
                       Dearborn, MI  48121

                       Director of Hospital Corporation of America,
                       HCA-Hospital Corp. of America
                       One Park Plaza
                       Nashville, TN  37203

                       Director of Pacific Gas and Electric Company
                       77 Beale Street
                       San Francisco, CA 94105

                       Director of Newhall Management Corporation
                       23823 Valencia Blvd.
                       Valencia, CA 91355

Donald B. Rice         President, Chief Operating Officer and Director of
Director               Teledyne, Inc.
                       2049 Century Park East
                       Los Angeles, CA  90067

                       Director of Vulcan Materials Company
                       One Metroplex Drive
                       Birmingham, AL  35209

                       Retired Secretary of the Air Force

Susan G. Swenson       President and Chief Executive Officer of Cellular One
Director               651 Gateway Blvd.
                       San Francisco, CA 94080

Chang-Lin Tien         Chancellor of University of California at Berkeley
Director               UC at Berkeley
                       Berkeley, CA 94720

John A. Young          President, Director and Chief Executive Officer of
Director               Hewlett-Packard Company
                       3000 Hanover Street
                       Palo Alto, CA  94304

                       Director of Chevron Corporation
                       225 Bush Street
                       San Francisco, CA  94104

William F. Zuendt      Director of 3Com Corp.
President              5400 Bayfront Plaza
                       P.O. Box 58145
                       Santa Clara, CA  95052

                       Director of MasterCard International
                       888 Seventh Avenue
                       New York, NY 10106

                       Trustee of Golden Gate University
                       536 Mission Street
                       San Francisco, CA 94163



             BZW Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of BZW Barclays Global Investors, N.A. ("BGI", formerly, Wells Fargo Institutional Trust Company), serves as the sub-adviser to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds of the Company and to certain other open-end management investment companies. As of May 1, 1996, BGFA will no longer serve as sub-adviser to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds. As of this date, BGFA will serve as sub-adviser to the corresponding Asset Allocation, U.S. Government Allocation and Corporate Stock Master Portfolios of Master Investment Trust in which such funds invest substantially all of their assets.


             The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business of the former sub-adviser to the Registrant, Wells Fargo Nikko Investment Advisors ("WFNIA") and, in some cases, the service business of BGI. With the exception of Irving Cohen, each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position                     Principal Business(es) During at
at BGFA                               Least the Last Two Fiscal Years
---------------------                 --------------------------------
Frederick L.A. Grauer            Chairman and Director of WFNIA and WFITC+
Chairman, Director

Donald L. Luskin                 Chief Executive Officer of WFNIA's Defined
Vice Chairman & Director         Contribution Group+

Irving Cohen                     Chief Financial Officer and Chief Operating
Director                         Officer of Barclays Bank PLC, New York Branch
                                 and Chief Operating Officer of Barclays Group,
                                 Inc. (USA)*:  previously Chief Financial
                                 Officer of Barclays de Zoete Wedd Securities
                                 Inc. (1994)*

Andrea M. Zolberti                  Chief Financial Officer of WFNIA and WFITC+
Chief Financial Officer

Vincent J. Bencivenga               Previously Vice President at State Street
Chief Fiduciary Officer             Bank & Trust Company++


 *     222 Broadway, New York, New York, 10038.

  +    45 Fremont Street, San Francisco, California 94105.

 ++    One Financial Center, Boston, Massachusetts 02111.


              Prior to January 1, 1996 Wells Fargo Nikko Investment Advisors ("WFNIA") served as the sub-adviser to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds of the Company and as adviser or sub-adviser to various other open-end management investment companies. For additional information, see "The Funds, the Master Portfolio and Management" in the Prospectus and "Management of the Company" in the Statement of Additional Information of such Funds. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and management committees of WFNIA, reference is made to WFNIA's Form ADV and Schedules A and D filed under the Investment Advisers Act of 1940, File No. 801-36479, incorporated herein by reference.

Item 29.      Principal Underwriters.

              (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Overland Express Funds, Inc., Stagecoach Inc. and Stagecoach Trust; and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., and Nations Government Income Term Trust 2004, Inc., and Managed Balanced Target Maturity Fund, Inc., which are closed-end management investment companies and Nations Fund Trust, Nations Funds, Inc., Nations Fund Portfolios, Inc. and The Capitol Mutual Funds, which are open-end management investment companies.

              (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file No. 501-15510).

              (c)   Not Applicable.

Item 30.      Location of Accounts and Records.

             (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

             (b) Wells Fargo Bank maintains all Records relating to its services as investment adviser and custodian and transfer and dividend disbursing agent at 525 Market Street, San Francisco, California 94105.

             (c) WFNIA and Wells Fargo Institutional Trust Company, N.A. maintain all Records relating to their services as sub-adviser and custodian, respectively, for the period prior to January 1, 1996, at 45 Fremont Street, San Francisco, California 94105.

             (d) BGFA maintains all Records relating to its services as sub-adviser for the period beginning January 1, 1996 at 45 Fremont Street, San Francisco, California 94105.

             (e) Stephens maintains all Records relating to its services as sponsor, administrator and distributor at 111 Center Street, Little Rock, Arkansas 72201.

Item 31.      Management Services.


              Other than as set forth under the captions "The Funds, the Master Portfolio and Management" and "Management, Distribution and Servicing Fees" in the Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.


Item 32.      Undertakings.

             (a)    Not Applicable.

             (b)    Not Applicable.

             (c) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions set forth above in response to Item 27, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

             (d) Registrant undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a director or directors if requested in writing by the holders of at least 10W of the Company's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

             (e) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.

                                   SIGNATURES

             Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Secruties Act of 1933 and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 28th day of March, 1996.


                                        STAGECOACH FUNDS, INC.

                                        By  /s/ Richard H. Blank, Jr.
                                            -----------------------------------
                                            (Richard H. Blank, Jr.)
                                            Chief Operating Officer


             Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



      Signature                          Title
      ---------                          -----

      /s/ R. Greg Feltus                 Director, Chairman and
      ----------------------------       President (Principal Executive Officer)
      (R. Greg Feltus)

      /s/ Richard H. Blank, Jr.          Chief Operating Officer,
      ----------------------------       Secretary and Treasurer
      (Richard H. Blank, Jr.)

      /s/ Jack S. Euphrat                Director
      ----------------------------
      (Jack S. Euphrat)

      /s/ Thomas S. Goho                 Director
      ----------------------------
      (Thomas S. Goho)

      /s/ Zoe Ann Hines                  Director
      ----------------------------
      (Zoe Ann Hines)

      /s/ W. Rodney Hughes               Director
      ----------------------------
      (W. Rodney Hughes)

      /s/ Robert M. Joses                Director
      ----------------------------
      (Robert M. Joses)

      /s/ J. Tucker Morse                Director
      ----------------------------
      (J. Tucker Morse)

      March 28, 1996


*By: /s/ Richard H. Blank, Jr.
     -----------------------------
        (Richard H. Blank, Jr.)
        As Attorney-in-Fact

                                   SIGNATURES

             Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 28th day of March, 1996.


                                        MASTER INVESTMENT TRUST


                                        By   /s/ Richard H. Blank, Jr.
                                            -----------------------------------
                                             (Richard H. Blank, Jr., Secretary)



      Signature                                 Title
      ---------                                 -----

      /s/ R. Greg Feltus                        Trustee, Chairman and President
      ----------------------------              (Principal Executive Officer)
      (R. Greg Feltus)

      /s/ Richard H. Blank, Jr.                 Secretary and Treasurer (Chief
      ----------------------------              Operating Officer)
      (Richard H. Blank, Jr.)

      /s/ Jack S. Euphrat                       Trustee
      ----------------------------
      (Jack S. Euphrat)

      /s/ Thomas S. Goho                        Trustee
      ----------------------------
      (Thomas S. Goho)

      /s/ Zoe Ann Hines                         Trustee
      ----------------------------
      (Zoe Ann Hines)

      /s/ W. Rodney Hughes                      Trustee
      ----------------------------
      (W. Rodney Hughes)

      /s/ Robert M. Joses                       Trustee
      ----------------------------
      (Robert M. Joses

      /s/ J. Tucker Morse                       Trustee
      ----------------------------
      (J. Tucker Morse


*By: /s/ Richard H. Blank, Jr.
     -----------------------------
        (Richard H. Blank, Jr.)
        As Attorney-in-Fact

                             STAGECOACH FUNDS, INC.
                          FILE NOS. 33-42927; 811-6419

                                 EXHIBIT INDEX


EXHIBIT NUMBER                        DESCRIPTION
EX-99.B 10            -    Opinion and Consent of Counsel

EX-99.B 11            -    Consent of Auditors -- KPMG Peat Marwick LLP